PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya Global Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 20.2%
Australia : 0.2%
30,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 $ 30,524
0.1
28,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 28,341
0.0
15,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 15,409
0.0
30,000
(1)
CSL Finance PLC,
5.417%,
04/03/2054 30,157
0.1
30,000
(1)
Glencore Funding
LLC, 5.371%,
04/04/2029 30,070
0.0
16,000
(1)
Glencore Funding
LLC, 5.634%,
04/04/2034 16,051
0.0
9,000
(1)
Glencore Funding
LLC, 5.893%,
04/04/2054 9,126
0.0
159,678
0.2
Bermuda : 0.1%
133,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 107,827
0.1
Canada : 0.4%
20,000
(2)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 19,898
0.0
24,000
(2)
Bank of Nova Scotia,
4.588%,
05/04/2037 21,775
0.0
26,000
(3)
Bank of Nova Scotia,
4.850%,
02/01/2030 25,826
0.0
21,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 18,847
0.0
19,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 17,968
0.0
31,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 30,990
0.1
54,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 54,184
0.1
177,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 167,643
0.2
4,000  Nutrien Ltd., 5.875%,
12/01/2036 4,163
0.0
15,000  Nutrien Ltd., 5.950%,
11/07/2025 15,129
0.0
15,000
(3)
Royal Bank of
Canada, 5.150%,
02/01/2034 15,021
0.0
29,000
(3)
Royal Bank of
Canada, 5.200%,
08/01/2028 29,306
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
29,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 $ 29,633
0.0
450,383
0.4
China : 0.0%
23,000  NXP BV / NXP
Funding LLC / NXP
USA, Inc., 3.250%,
05/11/2041 17,106
0.0
Luxembourg : 0.1%
24,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 23,301
0.1
23,000  Schlumberger
Investment SA,
2.650%,
06/26/2030 20,386
0.0
10,000
(3)
Schlumberger
Investment SA,
4.850%,
05/15/2033 10,011
0.0
53,698
0.1
Norway : 0.0%
41,000  Equinor ASA, 3.125%,
04/06/2030 37,669
0.0
Singapore : 0.2%
26,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 25,761
0.0
102,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 100,480
0.1
9,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 8,806
0.0
20,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 19,899
0.0
98,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 96,106
0.1
251,052
0.2
Switzerland : 0.0%
12,000
(1)
Swiss Re Treasury
US Corp., 4.250%,
12/06/2042 10,137
0.0
United Kingdom : 0.8%
53,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 53,202
0.1
13,000  BAT Capital Corp.,
5.834%,
02/20/2031 13,119
0.0
43,000  BAT Capital Corp.,
6.000%,
02/20/2034 43,567
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Kingdom: (continued)
37,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 $ 35,524
0.0
9,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 8,267
0.0
200,000
(1)
LSEGA Financing
PLC, 3.200%,
04/06/2041 151,935
0.2
44,000  National Grid PLC,
5.418%,
01/11/2034 43,709
0.1
200,000
(1)
Reckitt Benckiser
Treasury Services
PLC, 3.000%,
06/26/2027 186,721
0.2
150,000  Royalty Pharma PLC,
1.200%,
09/02/2025 141,233
0.1
143,000  Royalty Pharma PLC,
1.750%,
09/02/2027 127,746
0.1
30,000  Smith & Nephew PLC,
5.400%,
03/20/2034 29,863
0.0
6,000  Vodafone Group PLC,
5.750%,
02/10/2063 6,070
0.0
840,956
0.8
United States : 18.4%
154,000  AbbVie, Inc., 3.800%,
03/15/2025 151,846
0.2
53,000  AbbVie, Inc., 4.050%,
11/21/2039 47,221
0.1
2,000  AbbVie, Inc., 4.300%,
05/14/2036 1,879
0.0
53,000  AbbVie, Inc., 4.950%,
03/15/2031 53,405
0.1
32,000  AbbVie, Inc., 5.050%,
03/15/2034 32,412
0.0
19,000  AbbVie, Inc., 5.350%,
03/15/2044 19,386
0.0
25,000  AbbVie, Inc., 5.400%,
03/15/2054 25,753
0.0
25,000  AbbVie, Inc., 5.500%,
03/15/2064 25,731
0.0
153,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 148,217
0.2
23,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 22,932
0.0
60,000  AES Corp., 2.450%,
01/15/2031 49,134
0.1
33,000  AES Corp., 5.450%,
06/01/2028 32,950
0.0
25,000  AGCO Corp., 5.450%,
03/21/2027 25,123
0.0
15,000  AGCO Corp., 5.800%,
03/21/2034 15,194
0.0
23,000  Air Products and
Chemicals, Inc.,
4.850%,
02/08/2034 22,769
0.0
18,000  Alabama Power Co.,
5.850%,
11/15/2033 18,967
0.0
9,000  Alleghany Corp.,
3.250%,
08/15/2051 6,391
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000  Alleghany Corp.,
4.900%,
09/15/2044 $ 23,821
0.0
27,000  Altria Group, Inc.,
6.200%,
11/01/2028 28,161
0.0
35,000  Amazon.com, Inc.,
3.150%,
08/22/2027 33,368
0.0
36,000  Ameren Corp.,
5.000%,
01/15/2029 35,824
0.0
172,878  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 147,299
0.2
27,000  American Electric
Power Co., Inc.,
3.250%,
03/01/2050 18,756
0.0
23,000
(3)
American Electric
Power Co., Inc.,
5.625%,
03/01/2033 23,362
0.0
18,000
(2)
American Express
Co., 4.990%,
05/01/2026 17,898
0.0
30,000
(2)
American Express
Co., 5.098%,
02/16/2028 29,964
0.0
16,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 14,076
0.0
68,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 67,821
0.1
43,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 42,846
0.1
5,000  American Honda
Finance Corp.,
4.900%,
01/10/2034 4,926
0.0
20,000  American Honda
Finance Corp.,
5.125%,
07/07/2028 20,236
0.0
20,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 20,619
0.0
36,000  American Honda
Finance Corp.,
5.850%,
10/04/2030 37,679
0.0
44,000  American International
Group, Inc., 3.400%,
06/30/2030 40,279
0.1
54,000
(3)
American International
Group, Inc., 4.200%,
04/01/2028 52,580
0.1
63,000  American International
Group, Inc., 5.125%,
03/27/2033 62,691
0.1
205,000  American Tower Corp.,
2.750%,
01/15/2027 192,055
0.2
29,000  American Tower Corp.,
3.650%,
03/15/2027 27,809
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
40,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 $ 33,205
0.0
21,000  American Water
Capital Corp., 5.150%,
03/01/2034 21,084
0.0
44,000  American Water
Capital Corp., 5.450%,
03/01/2054 44,417
0.1
22,000
(3)
Ameriprise Financial,
Inc., 5.700%,
12/15/2028 22,706
0.0
34,000  Amgen, Inc., 5.600%,
03/02/2043 34,612
0.0
19,000  Amgen, Inc., 5.650%,
03/02/2053 19,374
0.0
25,000  Amgen, Inc., 5.750%,
03/02/2063 25,519
0.0
30,000  Aon North America,
Inc., 5.125%,
03/01/2027 30,190
0.0
56,000  Aon North America,
Inc., 5.150%,
03/01/2029 56,348
0.1
8,000  Aon North America,
Inc., 5.750%,
03/01/2054 8,209
0.0
51,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 51,362
0.1
11,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 11,047
0.0
12,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 12,026
0.0
4,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 4,545
0.0
25,000  AT&T, Inc., 3.550%,
09/15/2055 17,495
0.0
62,000  AT&T, Inc., 3.650%,
09/15/2059 43,201
0.1
89,000
(1)
Athene Global
Funding, 5.684%,
02/23/2026 89,376
0.1
30,000  Athene Holding Ltd.,
6.250%,
04/01/2054 30,483
0.0
13,000  AutoZone, Inc.,
6.250%,
11/01/2028 13,643
0.0
31,000  Avnet, Inc., 5.500%,
06/01/2032 30,016
0.0
26,000  Avnet, Inc., 6.250%,
03/15/2028 26,652
0.0
153,000
(2)
Bank of America
Corp., 1.734%,
07/22/2027 141,090
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
43,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 $ 38,011
0.1
118,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 96,592
0.1
72,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 59,757
0.1
123,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 104,152
0.1
39,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 36,598
0.0
40,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 38,032
0.1
32,000
(2)
Bank of America
Corp., 5.202%,
04/25/2029 32,040
0.0
47,000
(2)
Bank of America
Corp., 5.288%,
04/25/2034 46,876
0.1
78,000
(2)
Bank of America
Corp., 5.468%,
01/23/2035 78,538
0.1
129,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 133,850
0.1
71,000
(2)
Bank of America Corp.
N, 2.651%,
03/11/2032 60,025
0.1
32,000
(2)
Bank of America
Corp. RR, 4.375%,
12/31/2199 30,078
0.0
43,000
(2)(3)
Bank of New York
Mellon Corp., 4.975%,
03/14/2030 43,055
0.1
86,000
(2)
Bank of New York
Mellon Corp., 5.188%,
03/14/2035 85,637
0.1
11,000
(2)
Bank of New York
Mellon Corp., 6.474%,
10/25/2034 11,985
0.0
28,000  BAT Capital Corp.,
7.079%,
08/02/2043 29,896
0.0
32,000  BAT Capital Corp.,
7.081%,
08/02/2053 34,530
0.0
42,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 41,589
0.1
230,000  Berry Global, Inc.,
1.650%,
01/15/2027 208,940
0.2
17,000  BlackRock Funding,
Inc., 5.000%,
03/14/2034 17,078
0.0
27,000  BlackRock Funding,
Inc., 5.250%,
03/14/2054 27,158
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
29,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 $ 22,745
0.0
15,000
(1)
Blue Owl Credit
Income Corp.,
6.650%,
03/15/2031 14,653
0.0
40,000  Boeing Co., 5.705%,
05/01/2040 38,315
0.1
13,000  Boeing Co., 5.930%,
05/01/2060 12,200
0.0
4,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 3,751
0.0
20,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 18,611
0.0
17,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 16,889
0.0
9,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 8,992
0.0
22,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 22,223
0.0
19,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 19,564
0.0
18,000  Bristol-Myers
Squibb Co., 6.250%,
11/15/2053 20,291
0.0
23,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 26,309
0.0
75,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 59,718
0.1
85,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 80,713
0.1
49,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 34,390
0.0
10,000  Burlington Northern
Santa Fe LLC,
3.900%,
08/01/2046 8,199
0.0
39,000  Camden Property
Trust, 4.900%,
01/15/2034 37,965
0.1
33,000  Camden Property
Trust, 5.850%,
11/03/2026 33,640
0.0
34,000  Campbell Soup Co.,
5.200%,
03/21/2029 34,176
0.0
10,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 10,114
0.0
20,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 16,264
0.0
20,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 17,124
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
51,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 $ 41,815
0.1
7,000  Carrier Global Corp.,
2.722%,
02/15/2030 6,193
0.0
12,000  Carrier Global Corp.,
5.900%,
03/15/2034 12,617
0.0
35,000  Cencora, Inc., 5.125%,
02/15/2034 34,954
0.0
6,000  Centene Corp.,
2.450%,
07/15/2028 5,327
0.0
40,000  Centene Corp.,
2.500%,
03/01/2031 32,935
0.0
115,000  Centene Corp.,
3.000%,
10/15/2030 98,703
0.1
28,000  CenterPoint Energy,
Inc., 4.250%,
11/01/2028 26,739
0.0
15,000
(2)
Charles Schwab
Corp. H, 4.000%,
12/31/2199 12,675
0.0
36,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 30,644
0.0
20,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 13,076
0.0
15,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 11,893
0.0
38,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 38,968
0.1
40,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 40,928
0.1
9,000  Chubb INA Holdings,
Inc., 3.050%,
12/15/2061 6,036
0.0
33,000  Cigna Group, 5.250%,
02/15/2034 32,966
0.0
20,000
(3)
Cigna Group, 5.400%,
03/15/2033 20,373
0.0
60,000  Cigna Group, 5.600%,
02/15/2054 60,267
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000  Cisco Systems, Inc.,
4.800%,
02/26/2027 $ 15,029
0.0
29,000
(3)
Cisco Systems, Inc.,
4.850%,
02/26/2029 29,228
0.0
36,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 36,336
0.0
37,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 37,515
0.0
19,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 19,518
0.0
22,000
(3)
Cisco Systems, Inc.,
5.350%,
02/26/2064 22,566
0.0
42,000
(3)
Citizens Financial
Group, Inc., 2.500%,
02/06/2030 35,491
0.0
42,000
(2)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 39,238
0.1
265,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 247,587
0.2
26,000  CNA Financial Corp.,
5.125%,
02/15/2034 25,312
0.0
40,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 39,904
0.1
47,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 47,705
0.1
15,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 15,336
0.0
30,000  Comcast Corp.,
1.950%,
01/15/2031 24,936
0.0
99,000  Comcast Corp.,
4.250%,
01/15/2033 93,779
0.1
52,000  Comcast Corp.,
5.500%,
05/15/2064 52,108
0.1
72,000  Comcast Corp.,
5.650%,
06/15/2035 75,161
0.1
31,000  ConocoPhillips Co.,
5.550%,
03/15/2054 31,973
0.0
32,000  ConocoPhillips Co.,
5.700%,
09/15/2063 33,567
0.0
19,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 16,644
0.0
11,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 10,290
0.0
110,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 99,045
0.1
12,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 12,251
0.0
27,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 27,839
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
52,000
(2)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 $ 52,114
0.1
11,000
(1)
Cox Communications,
Inc., 5.800%,
12/15/2053 10,912
0.0
20,000  Crown Castle, Inc.,
2.900%,
03/15/2027 18,713
0.0
12,000  Crown Castle, Inc.,
4.800%,
09/01/2028 11,772
0.0
21,000  Crown Castle, Inc.,
5.600%,
06/01/2029 21,288
0.0
28,000  Crown Castle, Inc.,
5.800%,
03/01/2034 28,656
0.0
40,000  CSX Corp., 4.500%,
08/01/2054 35,164
0.0
15,000
(3)
Cummins, Inc.,
4.900%,
02/20/2029 15,095
0.0
11,000  Cummins, Inc.,
5.450%,
02/20/2054 11,254
0.0
13,000  CVS Health Corp.,
5.050%,
03/25/2048 11,814
0.0
9,000  CVS Health Corp.,
5.875%,
06/01/2053 9,162
0.0
19,000  CVS Health Corp.,
6.000%,
06/01/2063 19,632
0.0
47,000  Deere & Co., 3.100%,
04/15/2030 42,957
0.1
21,000  Dell International LLC
/ EMC Corp., 5.400%,
04/15/2034 21,057
0.0
118,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 119,566
0.1
44,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 35,659
0.0
28,000  Discovery
Communications LLC,
5.300%,
05/15/2049 23,548
0.0
23,000  Dollar General Corp.,
3.500%,
04/03/2030 21,041
0.0
43,000
(2)
Dominion Energy, Inc.
B, 4.650%,
12/31/2199 42,304
0.1
78,000
(2)
Dominion Energy,
Inc. C, 4.350%,
12/31/2199 73,411
0.1
53,000  DTE Electric Co.,
4.300%,
07/01/2044 46,222
0.1
71,000  DTE Energy Co.,
5.100%,
03/01/2029 70,746
0.1
2,000  Duke Energy
Carolinas LLC,
3.750%,
06/01/2045 1,561
0.0
2,000  Duke Energy
Carolinas LLC,
3.875%,
03/15/2046 1,589
0.0
2,000  Duke Energy
Carolinas LLC,
4.250%,
12/15/2041 1,725
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
9,000  Duke Energy
Carolinas LLC,
5.350%,
01/15/2053 $ 8,886
0.0
40,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 33,581
0.0
14,000
(3)
Duke Energy Florida
LLC, 5.875%,
11/15/2033 14,801
0.0
16,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 15,717
0.0
2,000  Duke Energy Ohio,
Inc., 3.700%,
06/15/2046 1,543
0.0
12,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 12,140
0.0
7,000  Duke Energy Ohio,
Inc., 5.650%,
04/01/2053 7,135
0.0
2,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 1,668
0.0
18,000  Elevance Health, Inc.,
4.900%,
02/08/2026 17,889
0.0
21,000  Eli Lilly & Co., 4.700%,
02/09/2034 20,893
0.0
23,000  Eli Lilly & Co., 5.000%,
02/09/2054 22,888
0.0
104,000  Energy Transfer L.P.,
4.250%,
04/01/2024 104,000
0.1
32,000
(3)
Energy Transfer L.P.,
5.550%,
05/15/2034 32,117
0.0
31,000  Energy Transfer L.P.,
5.950%,
05/15/2054 30,956
0.0
3,000  Entergy Arkansas
LLC, 3.350%,
06/15/2052 2,087
0.0
8,000  Entergy Arkansas
LLC, 4.200%,
04/01/2049 6,644
0.0
81,000  Entergy Louisiana
LLC, 4.200%,
04/01/2050 66,798
0.1
10,000  Entergy Louisiana
LLC, 5.350%,
03/15/2034 10,042
0.0
33,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 32,438
0.0
9,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 9,300
0.0
26,000
(1)
ERAC USA Finance
LLC, 5.200%,
10/30/2034 25,936
0.0
100,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 86,469
0.1
18,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 17,917
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
27,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 $ 18,656
0.0
42,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 35,517
0.0
12,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 12,595
0.0
51,000  Eversource Energy,
2.900%,
03/01/2027 47,964
0.1
20,000  Eversource Energy,
5.125%,
05/15/2033 19,607
0.0
30,000  Eversource Energy,
5.450%,
03/01/2028 30,385
0.0
22,000  Eversource Energy,
5.500%,
01/01/2034 22,017
0.0
28,000  Eversource Energy,
5.950%,
02/01/2029 28,905
0.0
48,000  Eversource Energy U,
1.400%,
08/15/2026 43,781
0.1
49,000  Exelon Corp., 5.150%,
03/15/2028 49,145
0.1
36,000  Exelon Corp., 5.150%,
03/15/2029 36,097
0.0
49,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 39,236
0.1
43,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 33,675
0.0
36,000
(3)
FedEx Corp., 5.250%,
05/15/2050 34,524
0.0
250,000
(3)
First Horizon Bank,
5.750%,
05/01/2030 236,758
0.2
32,000  Fiserv, Inc., 5.150%,
03/15/2027 32,128
0.0
21,000  Florida Power &
Light Co., 4.625%,
05/15/2030 20,876
0.0
15,000  FMC Corp., 5.150%,
05/18/2026 14,917
0.0
24,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 24,496
0.0
90,000  General Mills, Inc.,
2.875%,
04/15/2030 80,162
0.1
202,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 201,468
0.2
42,000  General Motors
Financial Co., Inc.,
5.750%,
02/08/2031 42,470
0.1
18,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 18,489
0.0
18,000  Georgia Power Co.,
4.650%,
05/16/2028 17,830
0.0
45,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 44,991
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
35,000  Goldman Sachs
BDC, Inc., 6.375%,
03/11/2027 $ 35,278
0.0
27,000  HCA, Inc., 2.375%,
07/15/2031 22,216
0.0
18,000  HCA, Inc., 3.125%,
03/15/2027 17,028
0.0
11,000  HCA, Inc., 3.500%,
09/01/2030 9,951
0.0
118,000  HCA, Inc., 4.125%,
06/15/2029 111,783
0.1
24,000  HCA, Inc., 4.375%,
03/15/2042 20,154
0.0
30,000
(3)
HCA, Inc., 5.450%,
04/01/2031 30,167
0.0
15,000  HCA, Inc., 6.000%,
04/01/2054 15,238
0.0
13,000  HCA, Inc., 6.100%,
04/01/2064 13,118
0.0
115,000  Healthpeak OP LLC,
3.000%,
01/15/2030 101,921
0.1
44,000  Healthpeak OP LLC,
5.250%,
12/15/2032 43,670
0.1
49,000  HEICO Corp., 5.250%,
08/01/2028 49,320
0.1
48,000  Hess Corp., 4.300%,
04/01/2027 47,079
0.1
34,000  Home Depot, Inc.,
2.700%,
04/15/2030 30,301
0.0
33,000  Home Depot, Inc.,
4.900%,
04/15/2029 33,339
0.0
44,000  Honeywell
International, Inc.,
5.250%,
03/01/2054 44,438
0.1
22,000  HP, Inc., 2.650%,
06/17/2031 18,663
0.0
31,000  Humana, Inc., 5.375%,
04/15/2031 31,026
0.0
25,000
(2)
Huntington
Bancshares, Inc.,
2.487%,
08/15/2036 19,086
0.0
87,000
(2)
Huntington
Bancshares, Inc.,
5.709%,
02/02/2035 86,791
0.1
9,000
(1)(3)
Hyundai Capital
America, 5.400%,
01/08/2031 9,042
0.0
35,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 35,499
0.0
48,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 49,475
0.1
32,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 33,589
0.0
100,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 98,207
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
16,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 $ 16,223
0.0
8,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 8,210
0.0
27,000  Intel Corp., 3.750%,
08/05/2027 26,116
0.0
37,000  Intel Corp., 5.125%,
02/10/2030 37,581
0.0
28,000  Intel Corp., 5.600%,
02/21/2054 28,550
0.0
6,000  Intel Corp., 5.700%,
02/10/2053 6,207
0.0
29,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 24,624
0.0
17,000  Interstate Power and
Light Co., 3.100%,
11/30/2051 11,180
0.0
65,000  Intuit, Inc., 5.125%,
09/15/2028 66,180
0.1
54,000  Intuit, Inc., 5.200%,
09/15/2033 55,024
0.1
41,000  Intuit, Inc., 5.500%,
09/15/2053 42,592
0.1
21,000  John Deere Capital
Corp., 4.500%,
01/16/2029 20,803
0.0
80,000  John Deere Capital
Corp., 4.700%,
06/10/2030 79,625
0.1
58,000  John Deere Capital
Corp., 4.900%,
03/07/2031 58,045
0.1
81,000  Johnson & Johnson,
3.625%,
03/03/2037 71,930
0.1
24,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 25,434
0.0
135,000
(2)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 123,211
0.1
58,000
(2)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 53,783
0.1
8,000
(2)
JPMorgan Chase
& Co., 1.953%,
02/04/2032 6,521
0.0
133,000
(2)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 118,017
0.1
24,000
(2)
JPMorgan Chase
& Co., 2.595%,
02/24/2026 23,385
0.0
78,000
(2)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 73,312
0.1
565,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 538,693
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
23,000
(2)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 $ 22,429
0.0
166,000
(2)
JPMorgan Chase
& Co., 5.336%,
01/23/2035 166,712
0.2
510,000
(2)(3)
JPMorgan Chase
& Co. R, 8.868%,
(TSFR3M + 3.562%),
12/31/2199 510,398
0.5
14,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 14,309
0.0
50,000  Kenvue, Inc., 4.900%,
03/22/2033 49,994
0.1
21,000  Kenvue, Inc., 5.050%,
03/22/2028 21,237
0.0
25,000  Kenvue, Inc., 5.200%,
03/22/2063 24,753
0.0
16,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 16,053
0.0
16,000
(2)
KeyCorp, 4.789%,
06/01/2033 14,660
0.0
63,000
(2)
KeyCorp, 6.401%,
03/06/2035 64,375
0.1
222,000  Kinder Morgan Energy
Partners L.P., 4.250%,
09/01/2024 220,600
0.2
17,000
(3)
KLA Corp., 4.700%,
02/01/2034 16,744
0.0
19,000  KLA Corp., 5.250%,
07/15/2062 18,847
0.0
22,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 21,938
0.0
25,000
(1)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 18,239
0.0
68,000
(1)(3)
Liberty Utilities Co.,
5.869%,
01/31/2034 68,741
0.1
25,000  Lockheed Martin
Corp., 4.800%,
08/15/2034 24,736
0.0
21,000  Lockheed Martin
Corp., 5.200%,
02/15/2064 20,782
0.0
20,000
(3)
Lockheed Martin
Corp., 5.250%,
01/15/2033 20,571
0.0
11,000  Lockheed Martin
Corp., 5.900%,
11/15/2063 12,066
0.0
14,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 14,315
0.0
16,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 16,527
0.0
12,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 12,390
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
13,000  Marriott International,
Inc., 4.875%,
05/15/2029 $ 12,877
0.0
17,000  Marriott International,
Inc., 5.300%,
05/15/2034 16,821
0.0
13,000  Marsh & McLennan
Cos., Inc., 5.450%,
03/15/2054 13,057
0.0
46,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 47,793
0.1
23,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 23,559
0.0
10,000  Merck & Co., Inc.,
4.500%,
05/17/2033 9,784
0.0
24,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 23,099
0.0
29,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 25,802
0.0
7,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 6,293
0.0
61,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 65,447
0.1
380,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 370,437
0.4
24,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 25,629
0.0
130,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 110,854
0.1
19,000  Mohawk Industries,
Inc., 5.850%,
09/18/2028 19,570
0.0
41,000  Mondelez
International, Inc.,
2.750%,
04/13/2030 36,493
0.0
25,000  Mondelez
International, Inc.,
4.750%,
02/20/2029 24,847
0.0
33,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 33,915
0.0
150,000
(2)
Morgan Stanley,
1.164%,
10/21/2025 146,072
0.2
46,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 42,228
0.1
494,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 457,036
0.4
47,000
(2)
Morgan Stanley,
2.720%,
07/22/2025 46,529
0.1
293,000  Morgan Stanley,
3.125%,
07/27/2026 280,323
0.3
21,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 19,958
0.0
40,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 39,980
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
62,000
(2)
Morgan Stanley,
5.250%,
04/21/2034 $ 61,537
0.1
48,000
(2)
Morgan Stanley,
5.466%,
01/18/2035 48,447
0.1
74,000
(2)
Morgan Stanley,
5.860%, (SOFRRATE
+ 0.509%),
01/22/2025 74,054
0.1
147,000
(2)
Morgan Stanley,
5.942%,
02/07/2039 146,188
0.2
16,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 16,559
0.0
22,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 21,901
0.0
28,000  MPLX L.P., 2.650%,
08/15/2030 24,097
0.0
267,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 257,079
0.3
40,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 37,158
0.0
24,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
02/07/2031 23,854
0.0
26,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 27,068
0.0
11,000  Nevada Power Co.,
6.000%,
03/15/2054 11,620
0.0
10,000
(1)
New York Life
Insurance Co.,
3.750%,
05/15/2050 7,700
0.0
7,000
(1)
New York Life
Insurance Co.,
4.450%,
05/15/2069 5,712
0.0
31,000
(1)
Newmont Corp. /
Newcrest Finance
Pty Ltd., 5.300%,
03/15/2026 31,092
0.0
39,000  NextEra Energy
Capital Holdings, Inc.,
4.255%,
09/01/2024 38,744
0.1
44,000  NextEra Energy
Capital Holdings, Inc.,
6.051%,
03/01/2025 44,181
0.1
20,000
(2)(3)
NextEra Energy
Capital Holdings, Inc.,
6.700%,
09/01/2054 20,115
0.0
28,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 27,882
0.0
13,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 11,502
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 $ 20,071
0.0
15,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 15,612
0.0
28,000  Norfolk Southern
Corp., 5.950%,
03/15/2064 29,927
0.0
33,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 30,775
0.0
8,000
(1)
Northwestern Mutual
Life Insurance Co.,
3.450%,
03/30/2051 5,735
0.0
4,000
(1)
Northwestern Mutual
Life Insurance Co.,
3.625%,
09/30/2059 2,820
0.0
22,000  Nucor Corp., 4.300%,
05/23/2027 21,574
0.0
40,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 41,463
0.1
36,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 36,965
0.0
7,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 7,549
0.0
65,000  Old Republic
International Corp.,
5.750%,
03/28/2034 65,342
0.1
222,000  Oracle Corp., 2.800%,
04/01/2027 208,273
0.2
64,000  Oracle Corp., 3.800%,
11/15/2037 53,698
0.1
31,000  Oracle Corp., 6.150%,
11/09/2029 32,687
0.0
46,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 43,970
0.1
91,000
(3)
O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 89,385
0.1
13,000  Ovintiv, Inc., 5.650%,
05/15/2028 13,222
0.0
15,000  Ovintiv, Inc., 7.100%,
07/15/2053 16,796
0.0
34,000  PACCAR Financial
Corp. mtn, 5.000%,
03/22/2034 34,189
0.0
15,000  Pacific Gas and
Electric Co., 4.250%,
03/15/2046 11,768
0.0
12,000
(3)
Pacific Gas and
Electric Co., 4.300%,
03/15/2045 9,497
0.0
19,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 15,591
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
16,000  Pacific Gas and
Electric Co., 6.750%,
01/15/2053 $ 17,452
0.0
4,000  Paramount Global,
4.375%,
03/15/2043 2,718
0.0
7,000  Paramount Global,
4.950%,
05/19/2050 4,981
0.0
14,000  Paramount Global,
5.850%,
09/01/2043 11,355
0.0
5,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 4,524
0.0
3,000  PayPal Holdings, Inc.,
4.400%,
06/01/2032 2,907
0.0
30,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 28,762
0.0
25,000  PECO Energy Co.,
4.900%,
06/15/2033 25,024
0.0
24,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 23,819
0.0
53,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 53,059
0.1
70,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 72,829
0.1
36,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 35,795
0.0
24,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 23,798
0.0
63,000  Phillips 66, 3.850%,
04/09/2025 62,059
0.1
17,000
(2)
PNC Financial
Services Group, Inc.,
5.676%,
01/22/2035 17,163
0.0
18,000
(2)
PNC Financial
Services Group, Inc.
T, 3.400%,
12/31/2199 15,778
0.0
79,000
(2)
PNC Financial
Services Group,
Inc. W, 6.250%,
12/31/2199 76,762
0.1
18,000  Prologis L.P., 2.250%,
01/15/2032 14,877
0.0
14,000  Prologis L.P., 5.250%,
03/15/2054 13,759
0.0
20,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 19,957
0.0
15,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 15,100
0.0
3,000  Public Service Electric
and Gas Co., 3.800%,
03/01/2046 2,408
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
29,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 $ 29,450
0.0
20,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 20,245
0.0
72,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 59,584
0.1
66,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 66,083
0.1
27,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 18,660
0.0
10,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 8,574
0.0
10,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 8,877
0.0
23,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 24,860
0.0
91,000  Raytheon
Technologies Corp.,
4.500%,
06/01/2042 81,256
0.1
34,000  Realty Income Corp.,
5.125%,
02/15/2034 33,376
0.0
15,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 12,036
0.0
9,000  Reynolds American,
Inc., 5.850%,
08/15/2045 8,357
0.0
23,000  Ross Stores, Inc.,
4.700%,
04/15/2027 22,762
0.0
37,000  Ryder System, Inc.,
5.250%,
06/01/2028 37,188
0.0
22,000  Ryder System, Inc.,
6.300%,
12/01/2028 23,045
0.0
28,000
(3)
Ryder System, Inc.,
6.600%,
12/01/2033 30,384
0.0
13,000
(3)
S&P Global, Inc.,
1.250%,
08/15/2030 10,511
0.0
48,000  S&P Global, Inc.,
2.700%,
03/01/2029 43,632
0.1
32,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 32,136
0.0
52,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 46,989
0.1
30,000
(1)
Solventum Corp.,
5.450%,
03/13/2031 29,933
0.0
33,000
(1)
Solventum Corp.,
5.600%,
03/23/2034 33,123
0.0
12,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 11,980
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  Southern California
Gas Co., 5.200%,
06/01/2033 $ 20,035
0.0
36,000  Southern Co., 5.113%,
08/01/2027 36,034
0.0
19,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 18,783
0.0
48,000  Sprint Capital Corp.,
6.875%,
11/15/2028 51,189
0.1
100,000  Sprint Capital Corp.,
8.750%,
03/15/2032 121,326
0.1
30,000
(2)
State Street Corp.,
5.684%,
11/21/2029 30,821
0.0
95,000
(2)
State Street Corp.,
6.123%,
11/21/2034 99,086
0.1
39,000  Sun Communities
Operating L.P.,
5.500%,
01/15/2029 38,929
0.1
11,000  Targa Resources
Corp., 4.200%,
02/01/2033 10,034
0.0
14,000
(3)
Targa Resources
Corp., 6.500%,
03/30/2034 15,051
0.0
14,000
(1)
Teachers Insurance
& Annuity Association
of America, 3.300%,
05/15/2050 9,827
0.0
23,000
(1)
Teachers Insurance
& Annuity Association
of America, 4.900%,
09/15/2044 21,114
0.0
42,000  Texas Instruments,
Inc., 5.050%,
05/18/2063 40,937
0.1
71,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 71,547
0.1
35,000  Thermo Fisher
Scientific, Inc.,
5.000%,
01/31/2029 35,347
0.0
19,000  Thermo Fisher
Scientific, Inc.,
5.404%,
08/10/2043 19,441
0.0
39,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 32,498
0.0
3,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 2,601
0.0
24,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 22,490
0.0
19,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 20,324
0.0
55,000  Toyota Motor Credit
Corp., 4.550%,
09/20/2027 54,489
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
37,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 $ 38,299
0.1
15,000  TPG Operating
Group II L.P., 5.875%,
03/05/2034 15,220
0.0
3,000  Transatlantic Holdings,
Inc., 8.000%,
11/30/2039 3,844
0.0
10,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 9,055
0.0
43,000
(2)
Truist Financial Corp.,
4.916%,
07/28/2033 40,076
0.1
54,000
(2)
Truist Financial Corp.,
5.435%,
01/24/2030 53,952
0.1
67,000
(2)
Truist Financial Corp.,
5.711%,
01/24/2035 67,321
0.1
25,000
(2)
Truist Financial Corp.,
6.241%, (TSFR3M +
0.912%),
03/15/2028 23,593
0.0
27,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 27,251
0.0
13,000  Tyson Foods, Inc.,
5.700%,
03/15/2034 13,179
0.0
7,000  Union Pacific Corp.,
3.750%,
02/05/2070 5,155
0.0
18,000  Union Pacific Corp.,
4.050%,
11/15/2045 14,834
0.0
73,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 53,764
0.1
36,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 27,271
0.0
25,000  UnitedHealth Group,
Inc., 5.000%,
04/15/2034 25,054
0.0
17,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 16,523
0.0
27,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 26,285
0.0
20,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 20,356
0.0
20,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 20,364
0.0
21,411  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 21,377
0.0
32,000
(2)
US Bancorp, 4.967%,
07/22/2033 30,268
0.0
38,000
(2)
US Bancorp, 5.384%,
01/23/2030 38,178
0.1
200,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 193,282
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
16,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 $ 12,993
0.0
14,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 11,964
0.0
151,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 126,768
0.1
55,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 51,875
0.1
23,000  Verizon
Communications, Inc.,
5.500%,
02/23/2054 23,265
0.0
72,000  Viatris, Inc., 2.700%,
06/22/2030 61,081
0.1
11,000  Viatris, Inc., 3.850%,
06/22/2040 8,131
0.0
74,000  VMware, Inc., 1.400%,
08/15/2026 67,600
0.1
48,000  Walmart, Inc., 4.000%,
04/15/2030 46,883
0.1
71,000  Warnermedia
Holdings, Inc.,
3.755%,
03/15/2027 67,776
0.1
11,000  Warnermedia
Holdings, Inc.,
5.050%,
03/15/2042 9,460
0.0
18,000  Warnermedia
Holdings, Inc.,
5.141%,
03/15/2052 14,952
0.0
4,000  Warnermedia
Holdings, Inc.,
5.391%,
03/15/2062 3,323
0.0
10,000  Waste Management,
Inc., 2.000%,
06/01/2029 8,783
0.0
20,000  Waste Management,
Inc., 4.625%,
02/15/2030 19,916
0.0
13,000  Waste Management,
Inc., 4.875%,
02/15/2029 13,130
0.0
34,000  Waste Management,
Inc., 4.875%,
02/15/2034 33,781
0.0
9,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 8,952
0.0
13,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 13,028
0.0
42,000
(2)
Wells Fargo & Co.,
2.164%,
02/11/2026 40,752
0.1
312,000  Wells Fargo & Co.,
3.000%,
10/23/2026 295,433
0.3
47,000
(2)
Wells Fargo & Co.,
3.526%,
03/24/2028 44,748
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
50,000
(2)
Wells Fargo & Co.,
4.540%,
08/15/2026 $ 49,375
0.1
55,000
(2)
Wells Fargo & Co.,
5.389%,
04/24/2034 54,677
0.1
25,000
(2)
Wells Fargo & Co.,
5.499%,
01/23/2035 25,068
0.0
17,000
(2)
Wells Fargo & Co.,
5.557%,
07/25/2034 17,073
0.0
24,000  Western Midstream
Operating L.P.,
4.750%,
08/15/2028 23,365
0.0
11,000
(3)
Westlake Corp.,
3.125%,
08/15/2051 7,132
0.0
21,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 20,814
0.0
10,000  Williams Cos., Inc.,
4.900%,
03/15/2029 9,939
0.0
15,000  Willis North America,
Inc., 5.900%,
03/05/2054 15,197
0.0
22,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 22,155
0.0
26,000  Zimmer Biomet
Holdings, Inc.,
5.350%,
12/01/2028 26,388
0.0
19,955,157
18.4
Total Corporate
Bonds/Notes
(Cost $22,638,496)
21,883,663
20.2
SOVEREIGN BONDS : 19.2%
Australia : 0.3%
AUD
558,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 278,756
0.3
Brazil : 0.5%
BRL
650,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 567,852
0.5
Canada : 0.8%
CAD
575,000  Canadian Government
Bond 000C,
2.000
%,
12/01/2051 320,782
0.3
571,000  Province of British
Columbia Canada,
4.200
%,
07/06/2033 554,463
0.5
875,245
0.8
China : 10.3%
CNY
1,780,000  China Government
Bond 1824,
4.080
%,
10/22/2048 310,600
0.3
CNY
29,640,000  China Government
Bond 1827,
3.250
%,
11/22/2028 4,298,113
4.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
China: (continued)
CNY
12,880,000  China Government
Bond 1906,
3.290
%,
05/23/2029 $ 1,877,075
1.7
CNY
6,880,000  China Government
Bond 1907,
3.250
%,
06/06/2026 979,230
0.9
CNY
1,400,000  China Government
Bond INBK,
2.520
%,
08/25/2033 195,784
0.2
CNY
13,660,000  China Government
Bond INBK,
2.850
%,
06/04/2027 1,933,756
1.8
CNY
4,500,000  China Government
Bond INBK,
2.880
%,
02/25/2033 646,753
0.6
CNY
1,270,000  China Government
Bond INBK,
3.320
%,
04/15/2052 199,862
0.2
CNY
4,120,000  China Government
Bond SH,
2.690
%,
08/15/2032 582,193
0.5
CNY
550,000  China Government
Bond SZ,
3.190
%,
04/15/2053 86,721
0.1
11,110,087
10.3
Czechia : 0.1%
CZK
3,950,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 160,531
0.1
Germany : 0.3%
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe,
0.500
%,
02/15/2028 30,155
0.0
EUR
200,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.250
%,
08/15/2048 168,788
0.2
EUR
120,000  Bundesrepublik
Deutschland
Bundesanleihe,
2.730
%,
08/15/2026 121,723
0.1
320,666
0.3
Indonesia : 0.4%
IDR
6,452,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 462,892
0.4
Italy : 0.4%
EUR
438,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 454,939
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Malaysia : 1.5%
MYR
7,864,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 $ 1,657,372
1.5
Mexico : 1.1%
MXN
21,600,000
(3)
Mexican Bonos M,
7.750
%,
05/29/2031 1,197,374
1.1
Poland : 0.2%
PLN
650,000
(3)
Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 176,476
0.2
South Africa : 0.8%
ZAR
21,275,000  Republic of South
Africa Government
Bond 2035,
8.875
%,
02/28/2035 896,521
0.8
Spain : 1.6%
EUR
870,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 879,313
0.8
EUR
908,000
(1)
Spain Government
Bond 30Y,
2.700
%,
10/31/2048 831,581
0.8
1,710,894
1.6
Supranational : 0.4%
400,000  European Bank
for Reconstruction
& Development,
20.000
%,
03/19/2025 417,948
0.4
Thailand : 0.5%
THB
17,994,000  Thailand Government
Bond,
2.875
%,
12/17/2028 506,914
0.5
Total Sovereign Bonds
(Cost $21,946,992)
20,794,467
19.2
COLLATERALIZED MORTGAGE OBLIGATIONS : 13.5%
Mexico : 0.0%
25,098
(4)
Su Casita 2006-1U A,
6.100%,
09/25/2035 1,454
0.0
United States : 13.5%
118,105
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.761%,
05/25/2036 102,244
0.1
32,790
(2)
Alternative Loan Trust
2005-53T2 2A6,
5.944%, (TSFR1M +
0.614%),
11/25/2035 17,928
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
58,495  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 $ 29,097
0.0
174,389  Banc of America
Funding Trust 2005-
1 1A1, 5.500%,
02/25/2035 157,971
0.2
13,311  CHL Mortgage Pass-
Through Trust 2005-
17 1A8, 5.500%,
09/25/2035 12,337
0.0
25,216  CHL Mortgage
Pass-Through Trust
2005-J4 A7, 5.500%,
11/25/2035 20,403
0.0
177,331  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 87,138
0.1
24,808
(2)
Citigroup Mortgage
Loan Trust, Inc.
2005-2 1A3, 5.993%,
05/25/2035 23,589
0.0
146,593  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 128,937
0.1
355,376
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 287,723
0.3
210,273
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 169,700
0.2
42,537
(1)(2)
Fannie Mae
Connecticut Avenue
Securities 2019-
R01 2M2, 7.885%,
(SOFR30A + 2.564%),
07/25/2031 42,646
0.0
4,836
(5)
Fannie Mae Interest
Strip 294 2, 7.000%,
02/25/2028 432
0.0
62,464
(5)
Fannie Mae Interest
Strip 319 2, 6.500%,
02/25/2032 10,106
0.0
20,770
(5)
Fannie Mae Interest
Strip 328 2, 6.000%,
12/25/2032 3,285
0.0
9,859
(5)
Fannie Mae Interest
Strip 331 5, 6.000%,
02/25/2033 1,517
0.0
11,821
(5)
Fannie Mae Interest
Strip 332 2, 6.000%,
03/25/2033 1,921
0.0
9,436
(5)
Fannie Mae Interest
Strip 334 12, 6.000%,
03/25/2033 1,459
0.0
12,127
(5)
Fannie Mae Interest
Strip 338 2, 5.500%,
07/25/2033 1,908
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
5,243
(5)
Fannie Mae Interest
Strip 356 10, 5.500%,
06/25/2035 $ 890
0.0
5,329
(5)
Fannie Mae Interest
Strip 364 15, 6.000%,
09/25/2035 821
0.0
184,173
(5)
Fannie Mae Interest
Strip 418 5, 3.500%,
08/25/2043 27,029
0.0
246,816
(2)(5)
Fannie Mae Interest
Strip 418 80, 3.500%,
08/25/2033 23,056
0.0
111,661
(5)
Fannie Mae Interest
Strip 424 C14,
4.000%,
01/25/2048 19,429
0.0
1,932  Fannie Mae REMIC
Trust 1999-14 MB,
6.500%,
04/25/2029 1,929
0.0
3,768  Fannie Mae REMIC
Trust 2001-80 ZB,
6.000%,
01/25/2032 3,775
0.0
21,681
(2)(5)
Fannie Mae REMIC
Trust 2002-
12 SB, 2.315%,
(-1.000*SOFR30A +
7.636%),
07/25/2031 1,802
0.0
13,930
(2)(5)
Fannie Mae REMIC
Trust 2002-
2 SW, 2.315%,
(-1.000*SOFR30A +
7.636%),
02/25/2032 1,236
0.0
5,560  Fannie Mae REMIC
Trust 2002-21 PE,
6.500%,
04/25/2032 5,721
0.0
2,331
(2)
Fannie Mae REMIC
Trust 2002-29 F,
6.435%, (SOFR30A +
1.114%),
04/25/2032 2,356
0.0
5,614
(2)(5)
Fannie Mae REMIC
Trust 2002-
41 S, 2.515%,
(-1.000*SOFR30A +
7.836%),
07/25/2032 337
0.0
718
(2)
Fannie Mae REMIC
Trust 2002-64 FJ,
6.435%, (SOFR30A +
1.114%),
04/25/2032 723
0.0
1,632
(2)
Fannie Mae REMIC
Trust 2002-68 FH,
5.933%, (SOFR30A +
0.614%),
10/18/2032 1,623
0.0
254,118
(2)(5)
Fannie Mae REMIC
Trust 2002-
77 JS, 2.567%,
(-1.000*SOFR30A +
7.886%),
12/18/2032 23,992
0.0
6,600
(2)
Fannie Mae REMIC
Trust 2002-84 FB,
6.435%, (SOFR30A +
1.114%),
12/25/2032 6,672
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
6,599
(2)
Fannie Mae REMIC
Trust 2003-11 FA,
6.435%, (SOFR30A +
1.114%),
09/25/2032 $ 6,671
0.0
1,389
(2)
Fannie Mae REMIC
Trust 2003-116 FA,
5.835%, (SOFR30A +
0.514%),
11/25/2033 1,383
0.0
8,921
(5)
Fannie Mae REMIC
Trust 2003-13 IO,
7.000%,
03/25/2033 1,547
0.0
8,846
(5)
Fannie Mae REMIC
Trust 2003-26 IK,
7.000%,
04/25/2033 1,574
0.0
172,346
(2)(5)
Fannie Mae REMIC
Trust 2004-
56 SE, 2.115%,
(-1.000*SOFR30A +
7.436%),
10/25/2033 16,558
0.0
10,583
(2)
Fannie Mae REMIC
Trust 2005-
25 PS, 4.247%,
(-1.000*SOFR30A +
27.656%),
04/25/2035 12,082
0.0
3,320
(2)(5)
Fannie Mae REMIC
Trust 2005-
40 SB, 1.315%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 121
0.0
292  Fannie Mae REMIC
Trust 2005-71 DB,
4.500%,
08/25/2025 290
0.0
66,021
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 2.261%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 63,135
0.1
154,831
(2)
Fannie Mae REMIC
Trust 2005-
87 SB, 3.905%,
(-1.000*SOFR30A +
23.414%),
10/25/2035 156,621
0.2
74,727
(2)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.276%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 92,950
0.1
6,568
(2)
Fannie Mae REMIC
Trust 2006-
11 PS, 4.639%,
(-1.000*SOFR30A +
24.147%),
03/25/2036 7,451
0.0
12,565
(2)
Fannie Mae REMIC
Trust 2006-
46 SW, 4.272%,
(-1.000*SOFR30A +
23.779%),
06/25/2036 12,985
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
3,040,073
(2)(5)
Fannie Mae REMIC
Trust 2006-
51 SA, 1.135%,
(-1.000*SOFR30A +
6.456%),
06/25/2036 $ 224,407
0.2
25,917
(2)(5)
Fannie Mae REMIC
Trust 2006-
90 SX, 1.795%,
(-1.000*SOFR30A +
7.116%),
09/25/2036 1,811
0.0
3,307,214
(2)(5)
Fannie Mae REMIC
Trust 2007-
116 DI, 0.505%,
(-1.000*SOFR30A +
5.826%),
01/25/2038 235,933
0.2
21,018
(2)(5)
Fannie Mae REMIC
Trust 2007-
88 XI, 1.105%,
(-1.000*SOFR30A +
6.426%),
06/25/2037 1,826
0.0
178,768
(2)(5)
Fannie Mae REMIC
Trust 2007-
89 SB, 1.115%,
(-1.000*SOFR30A +
6.436%),
09/25/2037 12,978
0.0
586,499
(2)(5)
Fannie Mae REMIC
Trust 2007-
94 SG, 1.015%,
(-1.000*SOFR30A +
6.336%),
10/25/2037 50,386
0.1
248,774
(2)
Fannie Mae REMIC
Trust 2010-
109 SN, 0.890%,
(-1.000*SOFR30A +
24.428%),
10/25/2040 231,552
0.2
140,682  Fannie Mae REMIC
Trust 2010-155 PL,
5.000%,
07/25/2040 135,982
0.1
1,216,021
(2)(5)
Fannie Mae REMIC
Trust 2011-
55 SK, 1.125%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 118,503
0.1
867,600
(2)(5)
Fannie Mae REMIC
Trust 2011-
86 NS, 0.515%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 50,580
0.1
224,386
(2)(5)
Fannie Mae REMIC
Trust 2012-
10 US, 1.015%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 22,845
0.0
367,158
(5)
Fannie Mae REMIC
Trust 2012-110 JI,
4.000%,
06/25/2042 49,898
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,127,852
(2)(5)
Fannie Mae REMIC
Trust 2012-
133 PS, 0.765%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 $ 61,162
0.1
1,258,196
(5)
Fannie Mae REMIC
Trust 2012-138 DI,
3.000%,
12/25/2027 34,979
0.0
945,874
(2)(5)
Fannie Mae REMIC
Trust 2012-
144 SB, 0.665%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 91,626
0.1
467,959
(2)(5)
Fannie Mae REMIC
Trust 2012-
27 SB, 0.545%,
(-1.000*SOFR30A +
5.866%),
11/25/2041 17,966
0.0
548,027
(5)
Fannie Mae REMIC
Trust 2013-64 LI,
3.000%,
06/25/2033 45,166
0.0
7,710,812
(2)(5)
Fannie Mae REMIC
Trust 2019-
15 SA, 0.565%,
(-1.000*SOFR30A +
5.886%),
04/25/2049 721,968
0.7
1,935,286
(5)
Fannie Mae REMIC
Trust 2020-3 DI,
3.500%,
02/25/2050 333,881
0.3
13,534,936
(5)
Fannie Mae REMIC
Trust 2021-4 IN,
2.500%,
02/25/2051 1,743,634
1.6
4,893  Freddie Mac REMIC
Trust 1897 K,
7.000%,
09/15/2026 4,887
0.0
1,947
(5)
Freddie Mac REMIC
Trust 2035 PE,
7.000%,
03/15/2028 165
0.0
12,099
(5)
Freddie Mac REMIC
Trust 2049 PL,
7.000%,
04/15/2028 1,102
0.0
5,841
(2)
Freddie Mac REMIC
Trust 2122 F,
5.883%, (SOFR30A +
0.564%),
02/15/2029 5,814
0.0
9,775
(2)(5)
Freddie Mac
REMIC Trust
2134 SB, 2.267%,
(-1.000*SOFR30A +
7.586%),
03/15/2029 266
0.0
17,858
(2)(5)
Freddie Mac
REMIC Trust
2136 SG, 2.217%,
(-1.000*SOFR30A +
7.536%),
03/15/2029 799
0.0
18,368
(2)(5)
Freddie Mac
REMIC Trust
2177 SB, 3.517%,
(-1.000*SOFR30A +
8.836%),
08/15/2029 875
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
3,938
(2)
Freddie Mac REMIC
Trust 2344 FP,
6.383%, (SOFR30A +
1.064%),
08/15/2031 $ 3,980
0.0
1,716
(2)
Freddie Mac REMIC
Trust 2412 GF,
6.383%, (SOFR30A +
1.064%),
02/15/2032 1,732
0.0
12,212  Freddie Mac REMIC
Trust 2415 ZA,
6.500%,
02/15/2032 12,591
0.0
2,186
(2)
Freddie Mac REMIC
Trust 2464 FI,
6.433%, (SOFR30A +
1.114%),
02/15/2032 2,202
0.0
2,242
(2)
Freddie Mac REMIC
Trust 2470 LF,
6.433%, (SOFR30A +
1.114%),
02/15/2032 2,266
0.0
3,273
(2)
Freddie Mac REMIC
Trust 2471 FD,
6.433%, (SOFR30A +
1.114%),
03/15/2032 3,308
0.0
2,661
(2)
Freddie Mac REMIC
Trust 2504 FP,
5.933%, (SOFR30A +
0.614%),
03/15/2032 2,645
0.0
8,784
(2)
Freddie Mac REMIC
Trust 2551 LF,
5.933%, (SOFR30A +
0.614%),
01/15/2033 8,766
0.0
113,845  Freddie Mac REMIC
Trust 2750 XG,
5.000%,
02/15/2034 114,021
0.1
101,391  Freddie Mac REMIC
Trust 2890 PE,
5.000%,
11/15/2034 101,640
0.1
20,053
(2)
Freddie Mac
REMIC Trust
3001 HT, 8.000%,
(-1.000*SOFR30A +
43.903%),
05/15/2035 20,597
0.0
13,762
(2)(5)
Freddie Mac
REMIC Trust
3004 SB, 0.717%,
(-1.000*SOFR30A +
6.036%),
07/15/2035 398
0.0
4,790
(2)
Freddie Mac
REMIC Trust
3025 SJ, 4.829%,
(-1.000*SOFR30A +
24.330%),
08/15/2035 5,500
0.0
411,751
(2)(5)
Freddie Mac
REMIC Trust
3223 S, 0.517%,
(-1.000*SOFR30A +
5.836%),
10/15/2036 24,342
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
2,794,948
(2)(5)
Freddie Mac
REMIC Trust
3502 DL, 0.567%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 $ 217,011
0.2
833,474
(2)(5)
Freddie Mac
REMIC Trust
3505 SA, 0.567%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 58,987
0.1
5,311,465
(2)(5)
Freddie Mac
REMIC Trust
3582 SL, 0.717%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 429,245
0.4
911,082
(2)(5)
Freddie Mac
REMIC Trust
3702 S, 9.646%,
(-1.000*SOFR30A +
4.336%),
05/15/2036 20,885
0.0
301,149
(2)(5)
Freddie Mac
REMIC Trust
3925 SD, 0.617%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 5,630
0.0
353,362
(5)
Freddie Mac REMIC
Trust 4120 IK,
3.000%,
10/15/2032 28,600
0.0
354,544
(2)(5)
Freddie Mac
REMIC Trust 4136
SW, 0.817%,
(-1.000*SOFR30A +
6.136%),
11/15/2032 15,830
0.0
243,680
(5)
Freddie Mac REMIC
Trust 4161 CI,
4.000%,
02/15/2043 34,070
0.0
3,553,862
(5)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 563,692
0.5
627,858
(5)
Freddie Mac REMIC
Trust 4624 BI,
5.500%,
04/15/2036 117,024
0.1
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 7.170%,
(SOFR30A + 1.850%),
01/25/2042 503,346
0.5
300,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.720%,
(SOFR30A + 2.400%),
02/25/2042 305,861
0.3
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.070%,
(SOFR30A + 3.750%),
02/25/2042 526,836
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.570%,
(SOFR30A + 5.250%),
03/25/2042 $ 651,387
0.6
135,738
(2)
Ginnie Mae 2007-
8 SP, 4.399%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 153,529
0.1
669,825
(2)(5)
Ginnie Mae 2010-
68 MS, 0.407%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 50,424
0.1
414,295
(2)(5)
Ginnie Mae 2012-
97 SC, 1.259%,
(-1.000*TSFR1M +
6.586%),
07/16/2041 21,754
0.0
6,238,694
(2)(5)
Ginnie Mae 2014-
133 BS, 0.157%,
(-1.000*TSFR1M +
5.486%),
09/20/2044 423,686
0.4
84,555
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 5.864%,
(TSFR1M + 0.534%),
04/25/2036 71,814
0.1
9,722
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 9,006
0.0
8,225
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 7,499
0.0
453,344
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B1A,
3.423%,
10/25/2050 385,043
0.4
176,269
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 140,537
0.1
367,967
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 305,759
0.3
524,427
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ2 A16, 5.500%,
05/25/2053 517,558
0.5
3,597
(2)
GSR Mortgage Loan
Trust 2005-AR6 1A4,
6.112%,
09/25/2035 3,554
0.0
319,667
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
5.864%, (TSFR1M +
0.534%),
04/25/2046 262,494
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
359,641
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 $ 301,975
0.3
834,226
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A3A,
5.000%,
07/25/2053 805,971
0.8
375,736
(2)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.086%,
07/25/2035 344,210
0.3
23,830
(2)
JP Morgan Mortgage
Trust 2007-A1 7A1,
5.273%,
07/25/2035 22,507
0.0
231,173
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.764%,
08/25/2047 210,048
0.2
166,176
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 146,972
0.1
33,628
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 30,040
0.0
5,573
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.500%,
03/25/2050 5,383
0.0
113,822
(2)
Lehman XS Trust
Series 2005-5N 1A2,
5.804%, (TSFR1M +
0.474%),
11/25/2035 109,406
0.1
29,046
(2)
MASTR Adjustable
Rate Mortgages Trust
2006-2 1A1, 5.669%,
04/25/2036 27,389
0.0
200,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 187,420
0.2
146,483
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 116,971
0.1
1,145,079
(2)(5)
RALI Series Trust
2006-QO1 X2,
1.489%,
02/25/2046 51,357
0.1
4,325
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 3,991
0.0
2,829,001
(2)(5)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 2,744
0.0
19,894
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.480%,
10/25/2036 17,664
0.0
68,910
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.384%,
08/25/2046 60,145
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
151,165
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.992%,
12/25/2036 $ 132,595
0.1
34,863
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
5.874%, (TSFR1M +
0.544%),
06/25/2037 28,389
0.0
90,270
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.754%,
08/20/2045 81,199
0.1
14,617,516
13.5
Total Collateralized
Mortgage Obligations
(Cost $18,462,020)
14,618,970
13.5
MUTUAL FUNDS : 11.9%
United States : 11.9%
468,646  Voya VACS Series
EMCD Fund
4,020,982
3.7
333,606  Voya VACS Series
EMHCD Fund
3,512,870
3.2
523,784  Voya VACS Series
HYB Fund
5,363,545
5.0
12,897,397
11.9
Total Mutual Funds
(Cost $13,175,721)
12,897,397
11.9
U.S. GOVERNMENT AGENCY OBLIGATIONS : 10.1%
Federal Home Loan Mortgage Corporation : 0.4%
(6)
282,550
(6)
3.500
%,
01/01/2048 258,053
0.3
26,031
(6)
4.000
%,
09/01/2045 24,641
0.0
26,680
(6)
4.000
%,
09/01/2045 25,171
0.0
41,415
(6)
4.000
%,
09/01/2045 39,291
0.0
51,684
(6)
4.000
%,
09/01/2045 49,033
0.1
43,410
(6)
4.000
%,
05/01/2046 41,184
0.0
2,110
(6)
5.000
%,
12/01/2034 2,125
0.0
6,491
(6)
6.000
%,
02/01/2034 6,721
0.0
1,003
(6)
6.500
%,
08/01/2032 1,037
0.0
1,879
(6)
6.500
%,
07/01/2034 1,944
0.0
4,829
(6)
6.500
%,
07/01/2034 4,997
0.0
454,197
0.4
Federal National Mortgage Association : 0.1%
(6)
32,591
(2)(6)
5.655
%, (US0012M +
1.779%),
10/01/2036 33,523
0.1
Government National Mortgage Association : 2.8%
1,698,088
2.500
%,
05/20/2051 1,448,613
1.3
1,767,000
(7)
3.000
%,
04/20/2054 1,558,508
1.5
13,072
5.000
%,
04/15/2034 13,119
0.0
5,427
6.500
%,
02/20/2035 5,530
0.0
3,025,770
2.8
Uniform Mortgage-Backed Securities : 6.8%
1,751,748
2.000
%,
02/01/2052 1,394,919
1.3
16,413
2.500
%,
06/01/2030 15,463
0.0
21,529
2.500
%,
06/01/2030 20,261
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
9,128
2.500
%,
07/01/2030 $ 8,591
0.0
1,873,000
(7)
2.500
%,
04/01/2054 1,548,399
1.4
591,000
(7)
3.000
%,
04/01/2054 508,523
0.5
468,000
(7)
3.500
%,
04/01/2054 418,876
0.4
28,261
4.000
%,
05/01/2045 26,787
0.0
519,630
4.000
%,
04/01/2049 488,171
0.5
1,112,000
(7)
4.500
%,
04/01/2054 1,059,045
1.0
1,474,595
5.000
%,
10/01/2052 1,440,367
1.3
363,000
(7)
5.000
%,
04/01/2054 354,222
0.3
416
5.500
%,
09/01/2024 414
0.0
25,957
6.000
%,
11/01/2034 26,900
0.0
44,243
6.000
%,
04/01/2035 45,851
0.1
14,171
6.500
%,
12/01/2029 14,484
0.0
6,724
6.500
%,
01/01/2034 6,873
0.0
41
7.000
%,
04/01/2033 42
0.0
6,375
7.500
%,
09/01/2032 6,532
0.0
11,685
7.500
%,
01/01/2033 11,881
0.0
7,396,601
6.8
Total U.S. Government
Agency Obligations
(Cost $11,293,255)
10,910,091
10.1
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.9%
United States : 9.9%
5,614,234
(2)(5)
BANK 2017-
BNK5 XA, 0.943%,
06/15/2060 133,579
0.1
1,948,000
(1)(2)(5)
BANK 2017-
BNK6 XE, 1.500%,
07/15/2060 78,471
0.1
944,698
(2)(5)
BANK 2019-
BN16 XA, 0.940%,
02/15/2052 34,357
0.0
8,830,900
(2)(5)
BANK 2019-
BN21 XA, 0.837%,
10/17/2052 312,990
0.3
8,020,000
(1)(2)(5)
BBCCRE Trust 2015-
GTP XA, 0.597%,
08/10/2033 55,165
0.0
210,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 110,510
0.1
1,135,436
(2)(5)
Benchmark Mortgage
Trust 2019-B9 XA,
1.015%,
03/15/2052 42,598
0.0
2,895,539
(2)(5)
Benchmark Mortgage
Trust 2020-B18 XA,
1.780%,
07/15/2053 181,743
0.2
350,000
(1)(2)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 7.017%,
(TSFR1M + 1.692%),
03/15/2041 350,630
0.3
191,565
(1)(2)
BX 2021-MFM1 D,
6.939%, (TSFR1M +
1.614%),
01/15/2034 189,589
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
315,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.610%,
(TSFR1M + 2.285%),
10/15/2036 $ 311,074
0.3
625,000
(1)(2)
BX Trust 2021-ARIA
C, 7.085%, (TSFR1M
+ 1.760%),
10/15/2036 617,262
0.6
450,000
(1)(2)
BX Trust 2021-
LBA EJV, 7.440%,
(TSFR1M + 2.114%),
02/15/2036 441,497
0.4
275,000
(1)(2)
BX Trust 2021-LGCY
D, 6.741%, (TSFR1M
+ 1.416%),
10/15/2036 267,833
0.2
503,608
(1)(2)
BX Trust 2021-SDMF
D, 6.826%, (TSFR1M
+ 1.501%),
09/15/2034 494,189
0.5
1,503,680
(2)(5)
CD Mortgage Trust
2016-CD1 XA,
1.357%,
08/10/2049 31,579
0.0
625,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 3.932%,
07/10/2049 560,626
0.5
200,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 173,482
0.2
2,480,094
(2)(5)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 0.981%,
10/12/2050 67,011
0.1
3,289,454
(2)(5)
COMM Mortgage
Trust 2014-CR16 XA,
0.799%,
04/10/2047 9,631
0.0
3,535,965
(2)(5)
COMM Mortgage
Trust 2016-CR28 XA,
0.674%,
02/10/2049 38,014
0.0
6,376,613
(1)(2)(5)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.791%,
10/05/2030 25,195
0.0
500,000  CSAIL Commercial
Mortgage Trust 2021-
C20 A3, 2.805%,
03/15/2054 418,388
0.4
4,049,753
(2)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.878%,
11/25/2030 183,415
0.2
2,052,325
(2)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.323%,
07/25/2035 209,110
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
2,109,000
(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates KL06
XFX, 1.364%,
12/25/2029 $ 112,409
0.1
163,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 126,835
0.1
238,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.010%,
11/27/2050 193,780
0.2
92,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 87,678
0.1
95,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 85,488
0.1
113,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 83,993
0.1
92,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 86,754
0.1
75,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 70,834
0.1
95,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 84,526
0.1
171,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.410%,
09/27/2051 135,292
0.1
130,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 120,184
0.1
159,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 145,887
0.1
129,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.010%,
09/27/2051 115,688
0.1
109,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 73,150
0.1
130,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 119,687
0.1
129,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 111,684
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
383,824
(1)(2)
Great Wolf Trust
2019-WOLF C,
7.272%, (TSFR1M +
1.947%),
12/15/2036 $ 383,248
0.4
2,206,370
(2)(5)
GS Mortgage
Securities Trust 2017-
GS6 XA, 1.009%,
05/10/2050 54,649
0.0
4,782,714
(2)(5)
GS Mortgage
Securities Trust 2019-
GC42 XA, 0.815%,
09/10/2052 159,499
0.1
858,572
(2)(5)
GS Mortgage
Securities Trust 2020-
GC47 XA, 1.126%,
05/12/2053 44,277
0.0
275,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.280%,
(TSFR1M + 1.954%),
06/15/2038 237,499
0.2
600,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT A, 7.616%,
(TSFR1M + 2.290%),
12/15/2036 604,857
0.6
2,118,361
(1)(2)(5)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.827%,
03/10/2050 30,470
0.0
597,134
(1)(2)
Med Trust 2021-
MDLN D, 7.439%,
(TSFR1M + 2.114%),
11/15/2038 595,692
0.5
18,750,000
(1)(2)(5)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014
C19 2014-C19 XB,
0.432%,
12/15/2047 43,827
0.0
1,697,714
(5)
Morgan Stanley
Capital I Trust 2021-
L5 XA, 1.289%,
05/15/2054 98,953
0.1
90,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 76,727
0.1
80,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.410%,
11/08/2049 68,825
0.1
110,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.260%,
03/01/2050 93,704
0.1
30,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 24,853
0.0
30,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 23,351
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
750,000
(1)(2)
SMRT 2022-MINI B,
6.676%, (TSFR1M +
1.350%),
01/15/2039 $ 740,573
0.7
5,827,480
(2)(5)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 0.912%,
03/15/2051 172,507
0.2
200,000  Wells Fargo
Commercial Mortgage
Trust 2014-LC18 B,
3.959%,
12/15/2047 194,939
0.2
10,740,257
9.9
Total Commercial
Mortgage-Backed
Securities
(Cost $11,055,596)
10,740,257
9.9
ASSET-BACKED SECURITIES : 9.1%
Cayman Islands : 9.0%
700,000
(1)(2)
AGL CLO 11 Ltd.
2021-11A AJ, 6.926%,
(TSFR3M + 1.612%),
04/15/2034 700,342
0.6
600,000
(1)(2)
Allegro CLO IV
Ltd. 2016-1A CR2,
7.576%, (TSFR3M +
2.262%),
01/15/2030 598,972
0.5
350,000
(1)(2)
Ares XXVIIIR CLO
Ltd. 2018-28RA A2,
6.978%, (TSFR3M +
1.662%),
10/17/2030 350,215
0.3
500,000
(1)(2)
Barings Clo Ltd.
2019-4A C, 8.376%,
(TSFR3M + 3.062%),
01/15/2033 500,379
0.5
412,500
(1)(2)
BlueMountain CLO
Ltd. 2013-2A CR,
7.529%, (TSFR3M +
2.212%),
10/22/2030 407,033
0.4
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.576%, (TSFR3M
+ 2.262%),
04/15/2034 247,518
0.2
250,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.971%, (TSFR3M
+ 1.662%),
04/19/2034 250,106
0.2
500,000
(1)(2)
Carlyle Global Market
Strategies CLO Ltd.
2016-1A A1R2,
6.719%, (TSFR3M +
1.402%),
04/20/2034 500,135
0.5
250,000
(1)(2)
Carlyle US Clo
Ltd. 2017-2A AJR,
6.979%, (TSFR3M +
1.662%),
07/20/2031 249,855
0.2
250,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
7.028%, (TSFR3M +
1.712%),
10/17/2034 250,018
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
400,000
(1)(2)
CIFC Funding Ltd.
2013-1A BR, 7.976%,
(TSFR3M + 2.662%),
07/16/2030 $ 400,331
0.4
500,000
(1)(2)
CIFC Funding Ltd.
2020-2A AR, 6.749%,
(TSFR3M + 1.432%),
10/20/2034 500,310
0.5
500,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.426%, (TSFR3M +
2.112%),
10/15/2030 500,611
0.5
400,000
(1)(2)
Galaxy XXI CLO
Ltd. 2015-21A CR,
7.329%, (TSFR3M +
2.012%),
04/20/2031 400,075
0.4
250,000
(1)(2)
Madison Park Funding
XXVII Ltd. 2018-27A
B, 7.379%, (TSFR3M
+ 2.062%),
04/20/2030 249,612
0.2
400,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-31A
C, 7.727%, (TSFR3M
+ 2.412%),
01/23/2031 400,447
0.4
500,000
(1)(2)
OCP CLO Ltd. 2014-
5A BR, 7.386%,
(TSFR3M + 2.062%),
04/26/2031 497,402
0.5
350,000
(1)(2)
Octagon Investment
Partners 32 Ltd.
2017-1A A2R,
6.776%, (TSFR3M +
1.462%),
07/15/2029 350,163
0.3
250,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.460%, (TSFR3M +
2.162%),
01/18/2034 250,321
0.2
500,000
(1)(2)
Palmer Square CLO
Ltd. 2023-1A C,
8.568%, (TSFR3M +
3.250%),
01/20/2036 503,645
0.5
440,000
(1)(2)
Shackleton CLO
Ltd. 2019-15A CR,
7.726%, (TSFR3M +
2.412%),
01/15/2032 440,349
0.4
500,000
(1)(2)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
6.789%, (TSFR3M +
1.472%),
07/20/2032 499,669
0.5
400,000
(1)(2)
Sound Point Clo XV
Ltd. 2017-1A CR,
7.627%, (TSFR3M +
2.312%),
01/23/2029 400,366
0.4
250,000
(1)(2)
THL Credit Wind River
CLO Ltd. 2013-
2A CR, 7.560%,
(TSFR3M + 2.262%),
10/18/2030 249,345
0.2
9,697,219
9.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
United States : 0.1%
205,728
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 4.572%,
03/25/2036 $ 164,025
0.1
Total Asset-Backed
Securities
(Cost $9,804,673)
9,861,244
9.1
U.S. TREASURY OBLIGATIONS : 4.3%
United States Treasury Bonds : 2.4%
25,200
3.250
%,
05/15/2042 21,429
0.0
572,800
4.375
%,
08/15/2043 566,177
0.5
1,342,400
(3)
4.500
%,
02/15/2044 1,350,161
1.3
643,500
4.750
%,
11/15/2053 687,087
0.6
2,624,854
2.4
United States Treasury Notes : 1.9%
64,400
2.750
%,
08/15/2032 57,771
0.1
1,228,000
4.000
%,
02/15/2034 1,207,853
1.1
299,000
4.250
%,
03/15/2027 297,645
0.3
343,200
(3)
4.250
%,
02/28/2029 343,710
0.3
39,000
4.250
%,
03/31/2029 38,834
0.0
71,000
(3)
4.625
%,
02/28/2026 70,947
0.1
2,016,760
1.9
Total U.S. Treasury
Obligations
(Cost $4,593,700)
4,641,614
4.3
COMMON STOCK : 0.0%
United States : 0.0%
2,149
(3)(4)
American Media
—
—
18
(9)
Ingevity Corp.
859
0.0
120
Westrock Co.
5,934
0.0
6,793
0.0
Total Common Stock
(Cost $69,392)
6,793
0.0
RIGHTS : 0.0%
United States : 0.0%
4,988
(4)(10)
Resolute Forest
Products, Inc. - CVR
7,083
0.0
Total Rights
(Cost $–)
7,083
0.0
PURCHASED OPTIONS
(11)
: 0.1%
Total Purchased
Options
(Cost $140,517)
66,294
0.1
Total Long-Term
Investments
(Cost $113,180,362)
106,427,873
98.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 8.6%
Commercial Paper : 3.6%
1,000,000  American Electric
Power Co., Inc.,
6.090
%,
05/15/2024 $ 992,563
0.9
500,000  Consolidated Edison,
7.240
%,
04/10/2024 499,013
0.5
500,000  Dominion Energy, Inc.,
6.170
%,
05/01/2024 497,400
0.5
1,900,000  Johnson Controls
International plc,
13.740
%,
04/02/2024 1,898,575
1.7
Total Commercial
Paper
(Cost $3,889,887)
3,887,551
3.6
Repurchase Agreements : 4.4%
1,146,239
(12)
Bank of America
Inc., Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,146,909,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.657%, Market Value
plus accrued interest
$1,169,164, due
09/01/28-03/20/72)
1,146,239
1.1
211,023
(12)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $211,146,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market
Value plus accrued
interest $215,243, due
08/01/33-03/01/54)
211,023
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,146,239
(12)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,146,907,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,169,164, due
01/01/28-07/15/58)
$ 1,146,239
1.1
1,146,239
(12)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.280%,
due 04/01/2024
(Repurchase
Amount $1,146,902,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,169,164, due
04/04/24-02/01/54)
1,146,239
1.0
1,146,239
(12)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,146,910,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,169,164, due
09/01/29-04/01/54)
1,146,239
1.0
Total Repurchase
Agreements
(Cost $4,795,979)
4,795,979
4.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.6%
625,000
(13)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $625,000) $ 625,000 0.6
Total Short-Term
Investments
(Cost $9,310,866)
$ 9,308,530
8.6
Total Investments in
Securities
(Cost $122,491,228) $ 115,736,403 106.9
Liabilities in Excess
of Other Assets (7,440,424) (6.9)
Net Assets $ 108,295,979 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(7)
Represents or includes a TBA transaction.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Non-income producing security.
(10)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2024, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(11)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)
Rate shown is the 7-day yield as of March 31, 2024.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY China Yuan

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
CZK Czech Koruna
EUR EU Euro
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
THB Thai Baht
ZAR South African Rand
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0012M 12-month LIBOR
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 19.2%
Collateralized Mortgage Obligations 13.5
Mutual Funds 11.9
U.S. Government Agency Obligations 10.1
Commercial Mortgage-Backed Securities 9.9
Asset-Backed Securities 9.1
Financial 7.4
U.S. Treasury Obligations 4.3
Consumer, Non-cyclical 3.5
Utilities 3.3
Industrial 1.4
Consumer, Cyclical 1.2
Communications 1.2
Technology 1.1
Energy 0.9
Basic Materials 0.2
Purchased Options 0.1
Rights 0.0
Materials 0.0
Short-Term Investments 8.6
Liabilities in Excess of Other Assets (6.9)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
United States $ 6,793 $ — $ — $ 6,793
Total Common Stock 6,793 — — 6,793
Corporate Bonds/Notes — 21,883,663 — 21,883,663
Sovereign Bonds — 20,794,467 — 20,794,467
Collateralized Mortgage Obligations — 14,617,516 1,454 14,618,970
Mutual Funds 12,897,397 — — 12,897,397
U.S. Government Agency Obligations — 10,910,091 — 10,910,091
Commercial Mortgage-Backed Securities — 10,740,257 — 10,740,257
Asset-Backed Securities — 9,861,244 — 9,861,244
U.S. Treasury Obligations — 4,641,614 — 4,641,614
Purchased Options — 66,294 — 66,294
Rights — — 7,083 7,083
Short-Term Investments 625,000 8,683,530 — 9,308,530
Total Investments, at fair value $ 13,529,190 $ 102,198,676 $ 8,537 $ 115,736,403
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 1,063,505 — 1,063,505
Forward Foreign Currency Contracts — 568,454 — 568,454
Forward Premium Swaptions — 63,719 — 63,719
Futures 82,905 — — 82,905
Total Assets $ 13,612,095 $ 103,894,354 $ 8,537 $ 117,514,986
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (900,500) $ — $ (900,500)
Forward Foreign Currency Contracts — (1,385,746) — (1,385,746)
Forward Premium Swaptions — (15,902) — (15,902)
Futures (37,609) — — (37,609)
OTC volatility swaps — (3,223) — (3,223)
Written Options — (130,369) — (130,369)
Total Liabilities $ (37,609) $ (2,435,740) $ — $ (2,473,349)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMCD Fund
$ 3,938,570 $ 59,068 $ — $ 23,344 $ 4,020,982 $ 59,069 $ — $ —
Voya VACS Series EMHCD Fund
3,425,035 54,193 — 33,642 3,512,870 54,197 — —
Voya VACS Series HYB Fund
5,292,452 101,765 — (30,672) 5,363,545 101,771 — —
$ 12,656,057 $ 215,026 $ — $ 26,314 $ 12,897,397 $ 215,037 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
At March 31, 2024, Voya Global Bond Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Resolute Forest Products, Inc. - CVR 3/1/2023 $ — $ 7,083
$ — $ 7,083
At March 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 632,697 NOK 6,665,915 Bank of America N.A. 04/12/24 $ 18,537
USD 398,055 CHF 344,204 Bank of America N.A. 04/12/24 15,967
USD 309,017 NOK 3,231,052 Bank of America N.A. 04/12/24 11,326
USD 270,956 AUD 411,474 Bank of America N.A. 04/12/24 2,742
USD 532,480 CAD 717,651 Bank of America N.A. 04/12/24 2,595
AUD 461,068 USD 298,056 Bank of America N.A. 04/12/24 2,485
GBP 770,892 USD 971,273 Bank of America N.A. 04/12/24 1,761
USD 328,941 CAD 443,518 Bank of America N.A. 04/12/24 1,465
USD 380,866 CAD 514,710 Bank of America N.A. 04/12/24 824
USD 241,157 GBP 190,865 Bank of America N.A. 04/12/24 243
USD 119,693 EUR 110,725 Bank of America N.A. 04/12/24 189
USD 430,517 AUD 660,313 Bank of America N.A. 04/12/24 101
USD 688,610 GBP 545,539 Bank of America N.A. 04/12/24 21
USD 418,401 EUR 387,930 Bank of America N.A. 04/12/24 (286)
EUR 153,247 USD 166,662 Bank of America N.A. 04/12/24 (1,265)
CAD 595,700 USD 442,800 Bank of America N.A. 04/12/24 (2,959)
EUR 838,429 USD 908,256 Bank of America N.A. 04/12/24 (3,353)
CAD 1,089,156 USD 807,870 Bank of America N.A. 04/12/24 (3,681)
CAD 599,756 USD 446,599 Bank of America N.A. 04/12/24 (3,763)
EUR 380,885 USD 415,276 Bank of America N.A. 04/12/24 (4,192)
USD 817,989 EUR 761,918 Bank of America N.A. 04/12/24 (4,337)
AUD 904,009 USD 594,306 Bank of America N.A. 04/12/24 (5,040)
NZD 536,552 USD 328,252 Bank of America N.A. 04/12/24 (7,684)
CHF 187,769 USD 219,513 Bank of America N.A. 04/12/24 (11,077)
SEK 3,701,867 USD 357,373 Bank of America N.A. 04/12/24 (11,395)
CHF 228,718 USD 265,633 Bank of America N.A. 04/12/24 (11,742)
CHF 418,416 USD 477,304 Bank of America N.A. 04/12/24 (12,836)
NZD 1,928,826 USD 1,177,695 Bank of America N.A. 04/12/24 (25,302)
EUR 20,799,274 USD 22,628,616 Bank of America N.A. 04/12/24 (180,281)
USD 318,598 SEK 3,323,138 Barclays Bank PLC 04/12/24 8,016
USD 14,249 EUR 13,223 Barclays Bank PLC 04/12/24 (22)
USD 1,254,802 MYR 5,925,177 Barclays Bank PLC 04/26/24 10,059
COP 451,325,458 USD 113,437 Barclays Bank PLC 04/26/24 2,847
CLP 50,202,943 USD 51,377 Barclays Bank PLC 04/26/24 (178)
USD 732,811 CHF 624,269 BNP Paribas 04/12/24 39,833
USD 989,127 NOK 10,318,755 BNP Paribas 04/12/24 38,415
USD 901,414 JPY 132,155,863 BNP Paribas 04/12/24 27,072
USD 801,849 NZD 1,316,325 BNP Paribas 04/12/24 15,399
USD 417,255 NOK 4,378,082 BNP Paribas 04/12/24 13,884
USD 940,653 NZD 1,551,703 BNP Paribas 04/12/24 13,575
USD 745,496 NZD 1,232,245 BNP Paribas 04/12/24 9,281
USD 378,167 NOK 4,014,899 BNP Paribas 04/12/24 8,257
USD 329,645 CHF 290,622 BNP Paribas 04/12/24 7,035
USD 530,850 SEK 5,615,885 BNP Paribas 04/12/24 5,987
USD 151,018 SEK 1,564,434 BNP Paribas 04/12/24 4,805
USD 88,007 SEK 913,870 BNP Paribas 04/12/24 2,596
USD 1,360,559 CAD 1,839,652 BNP Paribas 04/12/24 2,233
USD 408,589 AUD 624,424 BNP Paribas 04/12/24 1,567
GBP 510,051 USD 642,461 BNP Paribas 04/12/24 1,334
GBP 425,077 USD 535,632 BNP Paribas 04/12/24 908
USD 507,909 AUD 778,059 BNP Paribas 04/12/24 741
USD 215,708 GBP 170,361 BNP Paribas 04/12/24 675
AUD 428,842 USD 278,904 BNP Paribas 04/12/24 631
CAD 107,705 USD 79,813 BNP Paribas 04/12/24 (288)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
AUD 202,793 USD 132,595 BNP Paribas 04/12/24 $ (407)
AUD 292,918 USD 191,418 BNP Paribas 04/12/24 (484)
AUD 743,956 USD 486,004 BNP Paribas 04/12/24 (1,065)
AUD 454,444 USD 297,785 BNP Paribas 04/12/24 (1,561)
CAD 775,871 USD 575,572 BNP Paribas 04/12/24 (2,699)
GBP 457,218 USD 580,210 BNP Paribas 04/12/24 (3,102)
AUD 341,034 USD 225,509 BNP Paribas 04/12/24 (3,211)
EUR 1,184,189 USD 1,284,392 BNP Paribas 04/12/24 (6,314)
SEK 2,596,779 USD 251,616 BNP Paribas 04/12/24 (8,920)
NZD 1,074,423 USD 651,186 BNP Paribas 04/12/24 (9,263)
JPY 54,329,539 USD 370,619 BNP Paribas 04/12/24 (11,176)
NZD 781,799 USD 480,038 BNP Paribas 04/12/24 (12,945)
CHF 531,141 USD 603,483 BNP Paribas 04/12/24 (13,882)
CAD 4,512,509 USD 3,365,179 BNP Paribas 04/12/24 (33,322)
NOK 11,736,854 USD 1,120,841 BNP Paribas 04/12/24 (39,474)
USD 89,023 JPY 13,078,335 Brown Brothers Harriman & Co. 04/12/24 2,497
USD 75,760 CAD 102,304 Brown Brothers Harriman & Co. 04/12/24 223
USD 2,956 CZK 69,078 Brown Brothers Harriman & Co. 04/26/24 12
HKD 379,429 USD 48,568 Brown Brothers Harriman & Co. 04/26/24 (52)
PLN 171,616 USD 43,065 Brown Brothers Harriman & Co. 04/26/24 (109)
SGD 343,577 USD 256,409 Brown Brothers Harriman & Co. 04/26/24 (1,671)
USD 996,356 CNY 7,161,195 Brown Brothers Harriman & Co. 04/26/24 (5,987)
USD 3,013 CZK 70,606 Citibank N.A. 04/02/24 3
USD 748,119 EUR 685,120 Citibank N.A. 04/12/24 8,680
USD 530,798 BRL 2,639,980 Citibank N.A. 04/26/24 5,695
CZK 70,606 USD 3,013 Citibank N.A. 04/26/24 (3)
DKK 1,526,805 USD 222,975 Deutsche Bank AG 04/12/24 (2,031)
HUF 29,109,883 USD 79,575 Deutsche Bank AG 04/26/24 41
USD 779,240 NZD 1,270,269 Goldman Sachs International 04/12/24 20,307
USD 549,270 NOK 5,766,443 Goldman Sachs International 04/12/24 17,983
USD 1,150,240 JPY 171,277,033 Goldman Sachs International 04/12/24 17,072
USD 388,524 CHF 337,882 Goldman Sachs International 04/12/24 13,454
USD 2,071,745 EUR 1,910,365 Goldman Sachs International 04/12/24 9,918
USD 450,027 NZD 740,951 Goldman Sachs International 04/12/24 7,340
USD 282,884 GBP 221,858 Goldman Sachs International 04/12/24 2,851
GBP 811,200 USD 1,021,348 Goldman Sachs International 04/12/24 2,563
USD 184,805 JPY 27,637,434 Goldman Sachs International 04/12/24 1,956
USD 322,126 EUR 296,657 Goldman Sachs International 04/12/24 1,949
USD 961,071 GBP 760,550 Goldman Sachs International 04/12/24 1,091
CAD 867,907 USD 639,944 Goldman Sachs International 04/12/24 884
EUR 200,507 USD 216,106 Goldman Sachs International 04/12/24 298
USD 439,884 AUD 676,732 Goldman Sachs International 04/12/24 (1,235)
GBP 348,009 USD 441,705 Goldman Sachs International 04/12/24 (2,442)
CAD 946,873 USD 704,021 Goldman Sachs International 04/12/24 (4,887)
NZD 297,792 USD 184,463 Goldman Sachs International 04/12/24 (6,544)
NOK 3,165,525 USD 300,223 Goldman Sachs International 04/12/24 (8,569)
JPY 94,179,935 USD 632,887 Goldman Sachs International 04/12/24 (9,793)
CHF 307,594 USD 351,265 Goldman Sachs International 04/12/24 (9,816)
NZD 608,969 USD 373,996 Goldman Sachs International 04/12/24 (10,162)
CHF 345,876 USD 394,619 Goldman Sachs International 04/12/24 (10,675)
NOK 4,268,731 USD 405,681 Goldman Sachs International 04/12/24 (12,384)
NOK 3,862,736 USD 370,641 Goldman Sachs International 04/12/24 (14,750)
NZD 723,475 USD 447,896 Goldman Sachs International 04/12/24 (15,650)
JPY 137,612,021 USD 950,280 Goldman Sachs International 04/12/24 (39,840)
IDR 318,581,556 USD 20,205 HSBC Bank USA N.A. 04/26/24 (143)
ILS 446,061 USD 125,408 HSBC Bank USA N.A. 04/26/24 (3,981)
KRW 1,770,337,965 USD 1,332,454 HSBC Bank USA N.A. 04/26/24 (18,456)
EUR 282,302 USD 305,889 JPMorgan Chase Bank N.A. 04/12/24 (1,205)
USD 155,129 THB 5,542,988 JPMorgan Chase Bank N.A. 04/26/24 2,922
USD 1,464,201 CHF 1,284,581 Morgan Stanley Capital Services LLC 04/12/24 38,235
USD 1,156,286 NOK 12,223,574 Morgan Stanley Capital Services LLC 04/12/24 30,074
USD 814,912 JPY 121,564,664 Morgan Stanley Capital Services LLC 04/12/24 10,641

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 318,486 SEK 3,365,325 Morgan Stanley Capital Services LLC 04/12/24 $ 3,961
USD 94,857 SEK 977,069 Morgan Stanley Capital Services LLC 04/12/24 3,539
USD 495,338 CAD 666,765 Morgan Stanley Capital Services LLC 04/12/24 3,025
USD 119,151 SEK 1,243,222 Morgan Stanley Capital Services LLC 04/12/24 2,959
USD 98,852 CAD 133,060 Morgan Stanley Capital Services LLC 04/12/24 605
EUR 689,387 USD 743,451 Morgan Stanley Capital Services LLC 04/12/24 594
USD 1,234,713 GBP 977,814 Morgan Stanley Capital Services LLC 04/12/24 500
USD 311,520 GBP 246,747 Morgan Stanley Capital Services LLC 04/12/24 72
EUR 8,526 USD 9,319 Morgan Stanley Capital Services LLC 04/12/24 (117)
EUR 13,874 USD 15,195 Morgan Stanley Capital Services LLC 04/12/24 (221)
EUR 95,266 USD 103,186 Morgan Stanley Capital Services LLC 04/12/24 (367)
AUD 1,455,323 USD 949,570 Morgan Stanley Capital Services LLC 04/12/24 (937)
USD 534,830 EUR 496,498 Morgan Stanley Capital Services LLC 04/12/24 (1,033)
NOK 1,093,076 USD 102,488 Morgan Stanley Capital Services LLC 04/12/24 (1,778)
SEK 1,768,360 USD 169,344 Morgan Stanley Capital Services LLC 04/12/24 (4,072)
SEK 1,287,515 USD 124,464 Morgan Stanley Capital Services LLC 04/12/24 (4,133)
SEK 2,531,810 USD 241,249 Morgan Stanley Capital Services LLC 04/12/24 (4,625)
JPY 92,423,179 USD 618,461 Morgan Stanley Capital Services LLC 04/12/24 (6,990)
CHF 558,641 USD 636,822 Morgan Stanley Capital Services LLC 04/12/24 (16,695)
NOK 11,402,451 USD 1,077,034 Morgan Stanley Capital Services LLC 04/12/24 (26,477)
CHF 1,010,960 USD 1,170,397 Morgan Stanley Capital Services LLC 04/12/24 (48,166)
USD 246,409 NZD 403,751 Standard Chartered Bank 04/12/24 5,185
USD 273,919 AUD 417,509 Standard Chartered Bank 04/12/24 1,772
GBP 155,503 USD 195,345 Standard Chartered Bank 04/12/24 934
AUD 129,423 USD 84,525 Standard Chartered Bank 04/12/24 (162)
EUR 434,404 USD 469,200 Standard Chartered Bank 04/12/24 (354)
JPY 13,491,865 USD 90,341 Standard Chartered Bank 04/12/24 (1,079)
EUR 531,055 USD 576,154 Standard Chartered Bank 04/12/24 (2,995)
EUR 359,810 USD 391,419 Standard Chartered Bank 04/12/24 (3,081)
CHF 99,191 USD 113,310 Standard Chartered Bank 04/12/24 (3,203)
JPY 25,695,177 USD 173,607 Standard Chartered Bank 04/12/24 (3,608)
JPY 22,814,980 USD 155,110 Standard Chartered Bank 04/12/24 (4,166)
SEK 2,498,638 USD 240,587 Standard Chartered Bank 04/12/24 (7,063)
CHF 372,801 USD 435,771 Standard Chartered Bank 04/12/24 (21,938)
GBP 4,279,832 USD 5,426,290 Standard Chartered Bank 04/12/24 (24,212)
JPY 1,746,083,332 USD 11,986,624 Standard Chartered Bank 04/12/24 (434,550)
RON 360,146 USD 78,593 Standard Chartered Bank 04/26/24 (451)
USD 454,322 CHF 387,800 State Street Bank and Trust Co. 04/12/24 23,839
USD 328,957 NZD 530,933 State Street Bank and Trust Co. 04/12/24 11,747
USD 311,565 CHF 270,522 State Street Bank and Trust Co. 04/12/24 11,269
USD 304,212 SEK 3,184,847 State Street Bank and Trust Co. 04/12/24 6,554
USD 407,211 CAD 544,767 State Street Bank and Trust Co. 04/12/24 4,977
USD 274,161 NZD 450,610 State Street Bank and Trust Co. 04/12/24 4,940
USD 567,218 GBP 445,924 State Street Bank and Trust Co. 04/12/24 4,365
USD 346,759 CAD 464,058 State Street Bank and Trust Co. 04/12/24 4,117
USD 420,914 GBP 333,273 State Street Bank and Trust Co. 04/12/24 251
USD 145,397 EUR 134,529 State Street Bank and Trust Co. 04/12/24 202
USD 555,705 EUR 514,866 State Street Bank and Trust Co. 04/12/24 18
USD 783,194 CAD 1,060,730 State Street Bank and Trust Co. 04/12/24 (7)
CAD 566,237 USD 419,711 State Street Bank and Trust Co. 04/12/24 (1,625)
USD 501,463 EUR 466,238 State Street Bank and Trust Co. 04/12/24 (1,740)
USD 695,730 AUD 1,070,923 State Street Bank and Trust Co. 04/12/24 (2,337)
NZD 199,886 USD 122,525 State Street Bank and Trust Co. 04/12/24 (3,102)
SEK 1,514,096 USD 144,985 State Street Bank and Trust Co. 04/12/24 (3,477)
SEK 2,668,809 USD 254,005 State Street Bank and Trust Co. 04/12/24 (4,577)
SEK 2,298,357 USD 221,409 State Street Bank and Trust Co. 04/12/24 (6,604)
JPY 53,412,161 USD 361,181 State Street Bank and Trust Co. 04/12/24 (7,807)
NZD 407,918 USD 251,704 State Street Bank and Trust Co. 04/12/24 (7,990)
SEK 3,587,676 USD 343,458 State Street Bank and Trust Co. 04/12/24 (8,153)
NZD 545,232 USD 334,637 State Street Bank and Trust Co. 04/12/24 (8,883)
NOK 2,657,652 USD 254,696 State Street Bank and Trust Co. 04/12/24 (9,835)
AUD 1,164,299 USD 769,750 State Street Bank and Trust Co. 04/12/24 (10,817)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
NZD 691,347 USD 426,647 State Street Bank and Trust Co. 04/12/24 $ (13,595)
NOK 9,382,653 USD 887,136 State Street Bank and Trust Co. 04/12/24 (22,671)
USD 961,208 ZAR 18,404,790 State Street Bank and Trust Co. 04/26/24 (8,676)
USD 476,583 JPY 71,837,758 The Bank of Montreal 04/12/24 1,304
JPY 15,021,722 USD 100,695 The Bank of Montreal 04/12/24 (1,312)
USD 105,387 GBP 82,736 Toronto Dominion Securities 04/12/24 956
USD 737,942 MXN 12,651,808 Toronto Dominion Securities 04/26/24 (20,267)
EUR 907,065 USD 978,308 UBS AG 04/12/24 674
USD 970,747 EUR 901,107 UBS AG 04/12/24 (1,805)
MXN 873,998 USD 52,479 UBS AG 04/26/24 (102)
$ (817,292)
At March 31, 2024, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 16 06/17/24 $ 1,114,727 $ (275)
Australia 10-Year Bond 4 06/17/24 303,866 (70)
Canada 10-Year Bond 18 06/19/24 1,599,144 5,947
Euro-Bobl 5-Year 49 06/06/24 6,251,146 5,524
Euro-Buxl 30-year German Government Bond 8 06/06/24 1,172,066 3,905
Euro-OAT 41 06/06/24 5,669,342 (12,324)
Euro-Schatz 42 06/06/24 4,789,462 (3,489)
Japan 10-Year Bond (TSE) 1 06/13/24 963,668 2,973
Japanese Government Bonds 10-Year Mini 20 06/12/24 1,925,089 3,776
Long Gilt 17 06/26/24 2,144,364 45,759
Long-Term Euro-BTP 12 06/06/24 1,540,732 4,986
U.S. Treasury 5-Year Note 11 06/28/24 1,177,172 1,754
U.S. Treasury Long Bond 4 06/18/24 481,750 6,906
U.S. Treasury Ultra Long Bond 3 06/18/24 387,000 (812)
$ 29,519,528 $ 64,560
Short Contracts:
U.S. Treasury 2-Year Note (2) 06/28/24 (408,969) 1,375
U.S. Treasury 10-Year Note (35) 06/18/24 (3,877,890) (1,947)
U.S. Treasury Ultra 10-Year Note (46) 06/18/24 (5,272,031) (18,692)
$ (9,558,890) $ (19,264)
At March 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Overnight Brazil Interbank Deposit Annual 9.693 % Annual 01/02/26 BRL 13,235,442 $ (9,983) $ (9,983)
Pay 1-day Sterling Overnight Index Average Annual 1.649 Annual 04/14/52 GBP 800,000 (356,575) (356,575)
Pay 1-day Sterling Overnight Index Average Annual 4.760 Annual 05/25/25 GBP 900,000 (445) (445)
Pay 1-day Overnight Tokyo Average Rate Annual 0.410 Annual 06/20/29 JPY 50,000,000 (1,990) (1,990)
Pay 1-day Overnight Tokyo Average Rate Annual 0.978 Annual 06/28/52 JPY 57,000,000 (42,508) (42,508)
Pay 1-day Overnight Tokyo Average Rate Annual 0.574 Annual 06/10/37 JPY 90,000,000 (32,988) (32,988)
Pay 1-day Overnight Tokyo Average Rate Annual 0.826 Annual 05/20/47 JPY 250,000,000 (186,548) (186,548)
Pay 1-day Overnight Tokyo Average Rate Annual 0.664 Annual 07/15/37 JPY 330,000,000 (98,467) (98,467)
Pay 1-day Overnight Tokyo Average Rate Annual 0.150 Annual 06/20/24 JPY 1,500,000,000 1,636 1,636
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 Monthly 07/20/28 MXN 25,690,000 (26,988) (26,988)
Pay 28-day MXN TIIE-BANXICO Monthly 9.310 Monthly 02/03/27 MXN 25,747,000 107 107

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.610 % Annual 04/30/54 USD 217,000 $ 198 $ 198
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 05/08/29 USD 900,000 (35,605) (35,394)
Pay 1-day Secured Overnight Financing Rate Monthly 3.105 Monthly 08/08/32 USD 1,870,000 (92,042) (99,702)
Receive 1-day Sterling Overnight Index Average Annual 3.674 Annual 09/30/52 GBP 70,000 345 345
Receive 1-day Overnight Tokyo Average Rate Annual 0.025 Annual 06/10/24 JPY 260,000,000 183 183
Receive 28-day MXN TIIE-BANXICO Monthly 8.960 Monthly 11/03/33 MXN 10,602,000 (8,912) (8,912)
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 2,000,000 212,798 212,798
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 2,000,000 56,170 56,170
Receive 1-day Secured Overnight Financing Rate Annual 3.482 Annual 06/09/33 USD 2,000,000 55,774 55,774
Receive 1-day Secured Overnight Financing Rate Monthly 3.477 Monthly 05/03/27 USD 2,250,000 44,715 44,668
Receive 1-day Secured Overnight Financing Rate Monthly 3.046 Monthly 05/08/30 USD 2,300,000 101,496 101,300
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 3,000,000 111,787 111,787
Receive 1-day Secured Overnight Financing Rate Monthly 3.114 Monthly 03/08/28 USD 3,600,000 119,617 120,306
Receive 1-day Secured Overnight Financing Rate Monthly 4.068 Monthly 05/03/25 USD 3,750,000 33,079 33,020
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 4,000,000 69,119 69,119
Receive 1-day Secured Overnight Financing Rate Monthly 3.679 Monthly 05/03/26 USD 17,000,000 256,294 256,094
$ 170,267 $ 163,005
At March 31, 2024, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.187% BNP Paribas 09/13/24 USD 9,000 $ (1,114) $ (1,114)
Receive
GBP vs. USD Spot Exchange
Rate 6.625% BNP Paribas 09/17/24 USD 5,000 (496) (496)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% Deutsche Bank AG 09/13/24 USD 9,000 (1,229) (1,229)
Receive
GBP vs. USD Spot Exchange
Rate 6.600% Deutsche Bank AG 09/17/24 USD 5,000 (375) (375)
Receive
GBP vs. USD Spot Exchange
Rate 6.525% Goldman Sachs International 09/17/24 USD 5,000 (9) (9)
$ (3,223) $ (3,223)
(1)
Payments made at maturity date.
At March 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put CHF Morgan Stanley Capital Services LLC 04/05/24 165.000 CHF 1,164,000 $ 14,267 $ 668
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 747,500 37,076 360
Call USD vs. Put EUR BNP Paribas 06/13/24 1.040 USD 96,000 11,997 5,817
Call USD vs. Put EUR Morgan Stanley Capital Services LLC 05/31/24 1.040 USD 4,457,952 6,789 2,962
Call USD vs. Put EUR Morgan Stanley Capital Services LLC 05/31/24 1.044 USD 4,457,952 9,013 3,874
Call USD vs. Put GBP Standard Chartered Bank 05/02/24 1.250 USD 1,183,000 12,108 3,941
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 877,800 15,625 14,876
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 877,800 16,748 14,876
Call USD vs. Put JPY Goldman Sachs International 11/26/25 165.000 USD 192,000 12,096 13,605
Put EUR vs. Call BRL Bank of America N.A. 06/12/24 5.400 EUR 1,126,000 4,798 5,315
$ 140,517 $ 66,294
At March 31, 2024, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call EUR vs. Put BRL Bank of America N.A. 09/12/24 5.750 EUR 1,164,000 $ 19,521 $ (17,218)
Call JPY vs. Put CHF Morgan Stanley Capital Services LLC 04/05/24 160.000 CHF 1,164,000 6,340 (43)
Call USD vs. Put EUR Morgan Stanley Capital Services LLC 05/31/24 1.088 USD 557,244 7,333 (6,443)
Call USD vs. Put GBP Standard Chartered Bank 05/02/24 1.230 USD 1,183,000 6,548 (1,012)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 877,800 24,859 (26,831)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 877,800 24,052 (26,831)
Put EUR vs. Call BRL Bank of America N.A. 09/12/24 5.250 EUR 1,164,000 10,725 (8,864)
$ 99,378 $ (87,242)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
At March 31, 2024, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Pay 3.675%
1-day Secured Overnight
Financing Rate 04/26/24 USD 1,357,000 $ 21,766 $ (30,138)
Put on 10-Year Interest
Rate Swap
(2)
Mizuho Capital
Markets LLC Receive 3.675%
1-day Secured Overnight
Financing Rate 04/26/24 USD 1,357,000 21,767 (12,989)
$ 43,533 $ (43,127)
At March 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Goldman Sachs
International 2.500% Receive 6-month EUR-EURIBOR 02/20/26 EUR 1,891,000 $ (184,528) $ (5,762)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 1,307,000 (898,092) 16,797
Put on 10-Year
Interest Rate Swap
Goldman Sachs
International 2.500% Pay 6-month EUR-EURIBOR 02/20/26 EUR 1,891,000 (184,528) (10,140)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 3,070,500 (293,300) 27,802
$ (1,560,448) $ 28,697
At March 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 3.800% Pay
1-day Secured Overnight
Financing Rate 02/20/26 USD 1,891,000 $ 99,088 $ 1,827
Put on 10-Year
Interest Rate Swap Bank of America N.A. 3.800% Receive
1-day Secured Overnight
Financing Rate 02/20/26 USD 1,891,000 93,226 17,293
$ 192,314 $ 19,120
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
Currency Abbreviations:
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
USD
—
United States Dollar
ZAR
—
South African Rand

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Global Bond Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,645,828
Gross Unrealized Depreciation (8,400,654)
Net Unrealized Depreciation $ (6,754,826)